As filed with the U.S. Securities and Exchange Commission on July 8, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
(Exact name of registrant as specified in charter)

500 Chesterfield Parkway

Malvern, PA 19355
(Address of principal executive offices) (Zip code)

Joe M. Thomson, President

500 Chesterfield Parkway

Malvern, PA 19355
(Name and address of agent for service)

610-644-8100

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: November 01, 2021 through April 30, 2022

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2022

Pacer American Energy Independence ETF *Ticker: USAI*

Pacer Swan SOS Conservative (January) ETF *Ticker: PSCX*

Pacer Swan SOS Moderate (January) ETF *Ticker: PSMD*

Pacer Swan SOS Flex (January) ETF *Ticker: PSFD*

Pacer Swan SOS Fund of Funds ETF *Ticker: PSFF*

Pacer Swan SOS Conservative (April) ETF *Ticker: PSCW*

Pacer Swan SOS Moderate (April) ETF *Ticker: PSMR*

Pacer Swan SOS Flex (April) ETF *Ticker: PSFM*

Pacer Swan SOS Conservative (July) ETF *Ticker: PSCJ*

Pacer Swan SOS Moderate (July) ETF *Ticker: PSMJ*

Pacer Swan SOS Flex (July) ETF *Ticker: PSFJ*

Pacer Swan SOS Conservative (October) ETF *Ticker: PSCQ*

Pacer Swan SOS Moderate (October) ETF *Ticker: PSMO*

Pacer Swan SOS Flex (October) ETF *Ticker: PSFO*

Pacer BlueStar Digital Entertainment ETF *Ticker: ODDS*

PACER ETFs

877-337-0500 ▪ www.paceretfs.com

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2022

Pacer American Energy Independence ETF

Sector(a)	Percentage of Net Assets
Transportation and Warehousing	52.9%
Utilities	20.2%
Mining, Quarrying, and Oil and Gas Extraction	9.0%
Wholesale Trade	7.5%
Professional Scientific and Technical Services	7.3%
Real Estate and Rental and Leasing	1.9%
Retail Trade	0.6%
Short-Term Investments	0.1%
Investments Purchased With Proceeds From Securities Lending	13.0%
Liabilities in Excess of Other Assets	-12.5%
100.0%

(a)	The Fund may classify a company in a different category than the American Energy Independence Index.

Pacer Swan SOS Conservative (January) ETF

Sector	Percentage of Net Assets
Purchased Options	102.0%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	-2.9%
100.0%

Pacer Swan SOS Moderate (January) ETF

Sector	Percentage of Net Assets
Purchased Options	105.6%
Short-Term Investments	0.6%
Liabilities in Excess of Other Assets	-6.2%
100.0%

Pacer Swan SOS Flex (January) ETF

Sector	Percentage of Net Assets
Purchased Options	107.9%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	-8.8%
100.0%

Pacer Swan SOS Fund of Funds ETF

Sector	Percentage of Net Assets
Affiliated Exchange-Traded Funds	99.1%
Short-Term Investments	0.9%
Liabilities in Excess of Other Assets	0.0	%(a)
	100.0%

(a)	Less than 0.05%.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2022 (Continued)

Pacer Swan SOS Conservative (April) ETF

Sector	Percentage of Net Assets
Purchased Options	103.1%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	-4.1%
100.0%

Pacer Swan SOS Moderate (April) ETF

Sector	Percentage of Net Assets
Purchased Options	106.3%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	-7.4%
100.0%

Pacer Swan SOS Flex (April) ETF

Sector	Percentage of Net Assets
Purchased Options	109.3%
Short-Term Investments	1.1%
Liabilities in Excess of Other Assets	-10.4%
100.0%

Pacer Swan SOS Conservative (July) ETF

Sector	Percentage of Net Assets
Purchased Options	100.3%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	-0.7%
100.0%

Pacer Swan SOS Moderate (July) ETF

Sector	Percentage of Net Assets
Purchased Options	101.2%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	-1.6%
100.0%

Pacer Swan SOS Flex (July) ETF

Sector	Percentage of Net Assets
Purchased Options	101.3%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-1.8%
100.0%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of April 30, 2022 (Continued)

Pacer Swan SOS Conservative (October) ETF

Sector	Percentage of Net Assets
Purchased Options	102.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-2.5%
100.0%

Pacer Swan SOS Moderate (October) ETF

Sector	Percentage of Net Assets
Purchased Options	103.7%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	-4.1%
100.0%

Pacer Swan SOS Flex (October) ETF

Sector	Percentage of Net Assets
Purchased Options	104.3%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	-4.8%
100.0%

Pacer BlueStar Digital Entertainment ETF

Sector(a)	Percentage of Net Assets
Consumer, Cyclical	50.5%
Technology	36.5%
Communications	12.6%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the BlueStar Global Online Gambling, Video Gaming, and eSports Index.
(b)	Less than 0.05%.

Pacer American Energy Independence ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 12, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The American Energy Independence Total Return (the “Index”) uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange-listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas). Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as operating liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Three Year	Since Inception(2)
Pacer American Energy Independence ETF - NAV	12.86%	31.32%	12.06%	9.19%
Pacer American Energy Independence ETF - Market	13.26%	30.95%	12.12%	9.25%
American Energy Independence Total Return Index (3)	13.45%	32.81%	13.50%	10.53%
S&P 500 Index (3)	-9.65%	0.21%	13.85%	12.51%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022, is 0.75%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)

Inception date is December 12, 2017. The Fund is the sucessor to the investment performance of the American Energy Independence ETF (the “Predecessor USAI”) as a result of the reorganization of the Predecessor USAI Fund into the Fund on December 16, 2019. Accordingly, the performance information shown in the chart and table above for periods prior to December 16, 2019 is that of the Predecessor USAI Fund’s Shares for the Fund. The Predecessor USAI Fund was advised by SL Advisors, LLC and sub-advised by Penserra Capital Management LLC and had substantially the same investment objectives, policies, and strategies as the Fund.

(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 8.60% (before fees and expenses of the Fund) and 7.85% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 20, 2021 to December 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (January) ETF - NAV	-4.62%	-1.93%	2.17%
Pacer Swan SOS Conservative (January) ETF - Market	-4.69%	-1.92%	2.32%
S&P 500 Index (3)	-9.65%	0.21%	10.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (January) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.30% (before fees and expenses of the Fund) and 9.55% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 20, 2021 to December 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (January) ETF - NAV	-5.08%	-1.78%	3.38%
Pacer Swan SOS Moderate (January) ETF - Market	-5.42%	-1.95%	3.35%
S&P 500 Index (3)	-9.65%	0.21%	10.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (January) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 22, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (January) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.70% (before fees and expenses of the Fund) and 13.95% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 20, 2021 to December 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (January) ETF - NAV	-5.55%	-0.13%	6.87%
Pacer Swan SOS Flex (January) ETF - Market	-5.98%	-0.23%	6.81%
S&P 500 Index (3)	-9.65%	0.21%	10.31%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is December 22, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Fund of Funds ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 29, 2020, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Fund of Funds ETF (the “Fund”) seeks capital appreciation with downside protection.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Fund of Funds ETF - NAV	-4.67%	-0.48%	4.34%
Pacer Swan SOS Fund of Funds ETF - Market	-4.70%	-0.59%	4.41%
S&P 500 Index (3)	-9.65%	0.21%	9.57%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.93%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is December 29, 2020.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 9.10% (before fees and expenses of the Fund) and 8.35% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Conservative (April) ETF - NAV	-2.36%	1.09%	2.73%
Pacer Swan SOS Conservative (April) ETF - Market	-2.34%	1.13%	2.87%
S&P 500 Index (3)	-9.65%	0.21%	5.13%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (April) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.48% (before fees and expenses of the Fund) and 9.73% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Moderate (April) ETF - NAV	-2.83%	1.41%	3.37%
Pacer Swan SOS Moderate (April) ETF - Market	-2.83%	1.51%	3.44%
S&P 500 Index (3)	-9.65%	0.21%	5.13%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (April) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (April) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 16.04% (before fees and expenses of the Fund) and 15.29% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2021 to March 31, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns (1)
(For the periods ended April 30, 2022)

	Six Months	One Year	Since Inception(2)
Pacer Swan SOS Flex (April) ETF - NAV	-4.49%	1.93%	5.00%
Pacer Swan SOS Flex (April) ETF - Market	-4.72%	1.97%	4.95%
S&P 500 Index (3)	-9.65%	0.21%	5.13%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is March 31, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Conservative (July) ETF - NAV	-4.08%	-1.95%
Pacer Swan SOS Conservative (July) ETF - Market	-4.20%	-1.80%
S&P 500 Index (3)	-9.65%	-2.75%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (July) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Moderate (July) ETF - NAV	-3.12%	-0.57%
Pacer Swan SOS Moderate (July) ETF - Market	-3.35%	-0.54%
S&P 500 Index (3)	-9.65%	-2.75%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (July) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000, investment made on June 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (July) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Flex (July) ETF - NAV	-4.37%	-0.49%
Pacer Swan SOS Flex (July) ETF - Market	-4.51%	-0.43%
S&P 500 Index (3)	-9.65%	-2.75%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is June 30, 2021
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Conservative (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Conservative (October) ETF - NAV	-3.64%	-2.00%
Pacer Swan SOS Conservative (October) ETF - Market	-3.74%	-1.79%
S&P 500 Index (3)	-9.65%	-3.32%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Moderate (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Moderate (October) ETF - NAV	-3.69%	-1.54%
Pacer Swan SOS Moderate (October) ETF - Market	-3.77%	-1.39%
S&P 500 Index (3)	-9.65%	-3.32%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Swan SOS Flex (October) ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on September 30, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.23% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns (1)
(For the periods ended April 30, 2022)

	Six Months	Since Inception(2)
Pacer Swan SOS Flex (October) ETF - NAV	-4.90%	-1.44%
Pacer Swan SOS Flex (October) ETF - Market	-4.96%	-1.31%
S&P 500 Index (3)	-9.65%	-3.32%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated February 28, 2022 as supplemented April 1, 2022, is 0.75%. For performance information current to the most recent month- end, please call 1-877-337-0500.

(2)	Inception date is September 30, 2021
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer BlueStar Digital Entertainment ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 7, 2022, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The BlueStar Global Online Gambling, Video Gaming, and eSports Index is a rules-based index that consists of globally-listed stocks and depositary receipts of digital entertainment companies. Companies eligible to be added to the Index are those that derive at least 50% of their revenues from the following activities: online gambling platforms or software related to online gambling; video game development and software related to the development of video games or hardware such as computer processors and graphics cards used in video gaming systems, controllers, headsets, and gaming consoles; and streaming services or video games and/or hardware for use in eSports events or that are involved in eSports events such as league operators, teams, distributors and platforms, (collectively, “Digital Entertainment”) as determined by MV Index Solutions (the “Index Provider”).

The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(1)
(For the periods ended April 30, 2022)

Since Inception(2)
Pacer BlueStar Digital Entertainment ETF - NAV	-8.92%
Pacer BlueStar Digital Entertainment ETF - Market	-9.89%
BlueStar Global Online Gambling, Video Gaming, and eSports Index	-9.33%
S&P 500 Index (3)	-8.13%

(1)

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 6, 2022 as supplemented April 27, 2022, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(2)	Inception date is April 7, 2022.
(3)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2022 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During Period(a)
Pacer American Energy Independence ETF
Actual	0.75%	$ 1,000.00	$ 1,128.60	$ 3.96
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Conservative (January) ETF
Actual	0.75%	$ 1,000.00	$ 953.80	$ 3.63
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (January) ETF
Actual	0.75%	$ 1,000.00	$ 949.20	$ 3.62
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (January) ETF
Actual	0.75%	$ 1,000.00	$ 944.50	$ 3.62
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Fund of Funds ETF
Actual	0.18%	$ 1,000.00	$ 953.30	$ 0.87
Hypothetical(b)	0.18%	$ 1,000.00	$ 1,023.90	$ 0.90
Pacer Swan SOS Conservative (April) ETF
Actual	0.75%	$ 1,000.00	$ 976.40	$ 3.68
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (April) ETF
Actual	0.75%	$ 1,000.00	$ 971.70	$ 3.67
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (April) ETF
Actual	0.75%	$ 1,000.00	$ 955.10	$ 3.64
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

Pacer Funds

EXPENSE EXAMPLE
For the Period Ended April 30, 2022 (Unaudited) (Continued)

	Fund’s Annual Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 04/30/22	Expenses Paid During Period(a)
Pacer Swan SOS Conservative (July) ETF
Actual	0.75%	$ 1,000.00	$ 959.20	$ 3.64
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (July) ETF
Actual	0.75%	$ 1,000.00	$ 968.80	$ 3.66
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (July) ETF
Actual	0.75%	$ 1,000.00	$ 956.30	$ 3.64
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Conservative (October) ETF
Actual	0.75%	$ 1,000.00	$ 963.60	$ 3.65
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Moderate (October) ETF
Actual	0.75%	$ 1,000.00	$ 963.10	$ 3.65
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76
Pacer Swan SOS Flex (October) ETF
Actual	0.75%	$ 1,000.00	$ 951.00	$ 3.63
Hypothetical(b)	0.75%	$ 1,000.00	$ 1,021.08	$ 3.76

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s Annual Expense Ratio	Beginning Account Value 04/07/22(a)	Ending Account Value 04/30/22	Expenses Paid During Period
Pacer BlueStar Digital Entertainment ETF
Actual	0.60%	$ 1,000.00	$ 910.80	$ 0.36(b)
Hypothetical(d)	0.60%	$ 1,000.00	$ 1,021.82	$ 3.01(c)

(a)	Inception Date of the Fund.
(b)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (23) in the most recent period and divided by the number of days in the most recent twelve-month period (365).

(c)

The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (181) in the most recent six-month period and divided by the number of days in the most recent twelve-month period (365).

(d)	Assumes 5% return before expenses.

Pacer American Energy Independence ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 77.4%

Oil & Gas — 2.3%
Tellurian, Inc. (a)	176,094	$876,948

Oil & Gas Services — 1.9%
Archrock, Inc.	81,557	710,361

Pipelines — 73.2% (b)
Antero Midstream Corp.	86,736	890,779
Cheniere Energy, Inc. (c)	19,296	2,620,590
DT Midstream, Inc. (c)	20,001	1,075,054
Enbridge, Inc.	59,835	2,611,100
EnLink Midstream LLC	89,497	883,335
Equitrans Midstream Corp.	112,748	886,199
Gibson Energy, Inc.	43,600	830,153
Hess Midstream LP - Class A (c)	23,251	683,812
Keyera Corp.	44,315	1,099,380
Kinder Morgan, Inc.	147,865	2,683,750
Kinetik Holdings, Inc.	9,760	694,424
New Fortress Energy, Inc. (c)	21,687	841,022
NextDecade Corp. (a)	156,658	875,718
ONEOK, Inc.	22,755	1,441,074
Pembina Pipeline Corp.	42,017	1,589,886
Plains GP Holdings LP - Class A	70,356	785,877
Targa Resources Corp. (c)	21,727	1,594,979
TC Energy Corp.	47,900	2,533,612
The Williams Cos., Inc. (c)	81,958	2,810,340
		27,431,084
TOTAL COMMON STOCKS (Cost $21,873,847)		29,018,393

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 22.0% (b)

Pipelines — 22.0% (b)
Crestwood Equity Partners LP	6,972	203,303
Energy Transfer LP	155,565	1,723,660
Enterprise Products Partners LP	107,260	2,779,107
Genesis Energy LP	12,302	135,076
Holly Energy Partners LP	6,304	107,987
Magellan Midstream Partners LP	17,226	834,600
MPLX LP	30,197	977,175
NuStar Energy LP	10,564	161,312
PBF Logistics LP	5,320	83,471
Rattler Midstream LP	47,616	640,435
Shell Midstream Partners LP	12,681	179,183

	Shares	Value
Pipelines — 22.0% (b) (Continued)
Western Midstream Partners LP	16,858	$407,795
TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $6,384,330)		8,233,104

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%

Money Market Deposit Accounts — 0.1%
U.S. Bank Money Market Deposit Account, 0.130% (d)	$53,914	53,914
TOTAL SHORT-TERM INVESTMENTS (Cost $53,914)		53,914

	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 13.0%
Mount Vernon Liquid Assets Portfolio, LLC, 0.450% (d)	4,883,031	4,883,031
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,883,031)		4,883,031

Total Investments (Cost $33,195,122) — 112.5%		42,188,442
Liabilities in Excess of Other Assets — (12.5)%		(4,691,969)
TOTAL NET ASSETS — 100.0%		$37,496,473

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(c)	All or a portion of this security is on loan as of April 30, 2022. The total value of securities on loan is $4,637,944 or 12.4% of net assets.
(d)	The rate shown is as of April 30, 2022.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.0% (a) (b)

CALL OPTIONS — 92.1%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $5.52	182	$7,498,400	$7,308,695
			7,308,695
PUT OPTIONS — 9.9%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $436.88	182	7,498,400	784,584
			784,584
TOTAL PURCHASED OPTIONS (Cost $8,782,333)			8,093,279

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$75,582		75,582
TOTAL SHORT-TERM INVESTMENTS (Cost $75,582)			75,582

Total Investments (Cost $8,857,915) — 102.9%			8,168,861
Liabilities in Excess of Other Assets - (2.9%)			(231,078)
TOTAL NET ASSETS — 100.0%			$7,937,783

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (2.9%) (a)

CALL OPTIONS — (0.6%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $499.42	182	$(7,498,400)	$(49,966)
			(49,966)
PUT OPTIONS — (2.3%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $321.91	182	(7,498,400)	(178,960)
			(178,960)
TOTAL WRITTEN OPTIONS (Premiums Received $497,215)			$(228,926)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 105.6% (a) (b)

CALL OPTIONS — 92.6%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $5.56	506	$20,847,200	$20,317,785
			20,317,785
PUT OPTIONS — 13.0%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $459.92	506	20,847,200	2,848,937
			2,848,937
TOTAL PURCHASED OPTIONS (Cost $24,690,636)			23,166,722

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

Money Market Deposit Accounts — 0.6%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$130,508		130,508
TOTAL SHORT-TERM INVESTMENTS (Cost $130,508)			130,508

Total Investments (Cost $24,821,144) — 106.2%			23,297,230
Liabilities in Excess of Other Assets — (6.2%)			(1,358,688)
TOTAL NET ASSETS — 100.0%			$21,938,542

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (6.1%) (a)

CALL OPTIONS — (0.4%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $507.24	506	$(20,847,200)	$(100,248)
			(100,248)
PUT OPTIONS — (5.7%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $390.89	506	(20,847,200)	(1,246,673)
			(1,246,673)
TOTAL WRITTEN OPTIONS (Premiums Received $1,703,154)			$(1,346,921)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 107.9% (a) (b)

CALL OPTIONS — 93.5%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $5.61	773	$31,847,600	$31,035,023
			31,035,023
PUT OPTIONS — 14.4%
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $275.92	773	31,847,600	417,158
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $459.87	773	31,847,600	4,349,707
			4,766,865
TOTAL PURCHASED OPTIONS (Cost $37,617,180)			35,801,888

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$286,580		286,580
TOTAL SHORT-TERM INVESTMENTS (Cost $286,580)			286,580

Total Investments (Cost $37,903,760) — 108.8%			36,088,468
Liabilities in Excess of Other Assets - (8.8%)			(2,908,117)
TOTAL NET ASSETS — 100.0%			$33,180,351

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (8.7%) (a)

CALL OPTIONS — (0.2%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $527.47	773	$(31,847,600)	$(71,867)
			(71,867)
PUT OPTIONS — (8.5%)
SPDR S&P 500 ETF Trust, Expires 12/30/2022, Strike Price $367.90	1,546	(63,695,200)	(2,817,897)
			(2,817,897)
TOTAL WRITTEN OPTIONS (Premiums Received $3,061,968)			$(2,889,764)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED EXCHANGE-TRADED FUNDS — 99.1%

Pacer Swan SOS Conservative (April) ETF (a)	198,792	$4,224,608
Pacer Swan SOS Conservative (January) ETF (a)	257,890	5,469,202
Pacer Swan SOS Conservative (July) ETF (a)	141,671	2,849,089
Pacer Swan SOS Conservative (October) ETF (a)	125,361	2,525,021
Pacer Swan SOS Flex (April) ETF (a)	318,778	6,922,487
Pacer Swan SOS Flex (January) ETF (a)	363,305	8,165,789
Pacer Swan SOS Flex (July) ETF (a)	257,232	5,245,372
Pacer Swan SOS Flex (October) ETF (a)	229,374	4,642,851
Pacer Swan SOS Moderate (April) ETF (a)	676,196	14,456,056
Pacer Swan SOS Moderate (January) ETF	878,691	18,801,527
Pacer Swan SOS Moderate (July) ETF	639,736	13,028,544
Pacer Swan SOS Moderate (October) ETF (a)	645,142	13,048,255
TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (Cost $103,592,225)		99,378,801

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%

Money Market Deposit Accounts — 0.9%
U.S. Bank Money Market Deposit Account, 0.130% (b)	$875,067	875,067
TOTAL SHORT-TERM INVESTMENTS (Cost $875,067)		875,067

Total Investments (Cost $104,467,292) — 100.0%		100,253,868
Liabilities in Excess of Other Assets — 0.0% (c)		(14,355)
TOTAL NET ASSETS — 100.0%		$100,239,513

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is as of April 30, 2022.
(c)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 103.1% (a) (b)

CALL OPTIONS — 93.0%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $5.42	148	$6,097,600	$5,923,104
			5,923,104
PUT OPTIONS — 10.1%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $429.06	148	6,097,600	640,805
			640,805
TOTAL PURCHASED OPTIONS (Cost $6,932,270)			6,563,909

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%

Money Market Deposit Accounts — 1.0%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$60,802		60,802
TOTAL SHORT-TERM INVESTMENTS (Cost $60,802)			60,802

Total Investments (Cost $6,993,072) — 104.1%			6,624,711
Liabilities in Excess of Other Assets — (4.1%)			(259,071)
TOTAL NET ASSETS — 100.0%			$6,365,640

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.0%) (a)

CALL OPTIONS — (1.3%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $497.84	148	$(6,097,600)	$(85,097)
			(85,097)
PUT OPTIONS — (2.7%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $316.15	148	(6,097,600)	(172,427)
			(172,427)
TOTAL WRITTEN OPTIONS (Premiums Received $335,570)			$(257,524)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 106.3% (a) (b)

CALL OPTIONS — 93.6%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $5.46	387	$15,944,400	$15,486,608
			15,486,608
PUT OPTIONS — 12.7%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $451.69	387	15,944,400	2,109,024
			2,109,024
TOTAL PURCHASED OPTIONS (Cost $18,435,732)			17,595,632

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%

Money Market Deposit Accounts — 1.1%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$179,183		179,183
TOTAL SHORT-TERM INVESTMENTS (Cost $179,183)			179,183

Total Investments (Cost $18,614,915) — 107.4%			17,774,815
Liabilities in Excess of Other Assets — (7.4%)			(1,219,222)
TOTAL NET ASSETS — 100.0%			$16,555,593

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (7.3%) (a)

CALL OPTIONS — (1.2%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $502.72	387	$(15,944,400)	$(192,383)
			(192,383)
PUT OPTIONS — (6.1%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $383.89	387	(15,944,400)	(1,019,337)
			(1,019,337)
TOTAL WRITTEN OPTIONS (Premiums Received $1,178,431)			$(1,211,720)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 109.3% (a) (b)

CALL OPTIONS — 94.8%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $5.51	283	$11,659,600	$11,323,452
			11,323,452
PUT OPTIONS — 14.5%
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $270.98	283	11,659,600	187,562
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $451.64	283	11,659,600	1,541,525
			1,729,087
TOTAL PURCHASED OPTIONS (Cost $13,603,421)			13,052,539

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%

Money Market Deposit Accounts — 1.1%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$133,952		133,952
TOTAL SHORT-TERM INVESTMENTS (Cost $133,952)			133,952

Total Investments (Cost $13,737,373) — 110.4%			13,186,491
Liabilities in Excess of Other Assets — (10.4%)			(1,236,817)
TOTAL NET ASSETS — 100.0%			$11,949,674

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (10.3%) (a)

CALL OPTIONS — (0.7%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $518.84	283	$(11,659,600)	$(85,538)
			(85,538)
PUT OPTIONS — (9.6%)
SPDR S&P 500 ETF Trust, Expires 03/31/2023, Strike Price $361.31	566	(23,319,200)	(1,146,915)
			(1,146,915)
TOTAL WRITTEN OPTIONS (Premiums Received $985,373)			$(1,232,453)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 100.3% (a) (b)

CALL OPTIONS — 96.6%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $6.42	96	$3,955,200	$3,878,441
			3,878,441
PUT OPTIONS — 3.7%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $406.66	96	3,955,200	150,289
			150,289
TOTAL PURCHASED OPTIONS (Cost $4,245,732)			4,028,730

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$15,906		15,906
TOTAL SHORT-TERM INVESTMENTS (Cost $15,906)			15,906

Total Investments (Cost $4,261,638) — 100.7%			4,044,636
Liabilities in Excess of Other Assets — (0.7%)			(28,543)
TOTAL NET ASSETS — 100.0%			$4,016,093

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (0.7%) (a)

CALL OPTIONS — (0.3%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $458.67	96	$(3,955,200)	$(13,080)
			(13,080)
PUT OPTIONS — (0.4%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $299.64	96	(3,955,200)	(15,461)
			(15,461)
TOTAL WRITTEN OPTIONS (Premiums Received $209,435)			$(28,541)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 101.2% (a) (b)

CALL OPTIONS — 95.2%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $6.46	360	$14,832,000	$14,542,714
			14,542,714
PUT OPTIONS — 6.0%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $428.10	360	14,832,000	910,436
			910,436
TOTAL PURCHASED OPTIONS (Cost $16,146,150)			15,453,150

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$61,518		61,518
TOTAL SHORT-TERM INVESTMENTS (Cost $61,518)			61,518

Total Investments (Cost $16,207,668) — 101.6%			15,514,668
Liabilities in Excess of Other Assets — (1.6%)			(245,611)
TOTAL NET ASSETS — 100.0%			$15,269,057

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (1.6%) (a)

CALL OPTIONS — (0.3%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $462.09	360	$(14,832,000)	$(37,066)
			(37,066)
PUT OPTIONS — (1.3%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $363.85	360	(14,832,000)	(201,994)
			(201,994)
TOTAL WRITTEN OPTIONS (Premiums Received $1,013,560)			$(239,060)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 101.3% (a) (b)

CALL OPTIONS — 95.1%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $6.51	144	$5,932,800	$5,816,367
			5,816,367
PUT OPTIONS — 6.2%
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $256.84	144	5,932,800	12,155
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $428.06	144	5,932,800	363,888
			376,043
TOTAL PURCHASED OPTIONS (Cost $6,481,440)			6,192,410

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$28,357		28,357
TOTAL SHORT-TERM INVESTMENTS (Cost $28,357)			28,357

Total Investments (Cost $6,509,797) — 101.8%			6,220,767
Liabilities in Excess of Other Assets — (1.8%)			(107,163)
TOTAL NET ASSETS — 100.0%			$6,113,604

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (1.7%) (a)

CALL OPTIONS — (0.1%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $476.43	144	$(5,932,800)	$(4,402)
			(4,402)
PUT OPTIONS — (1.6%)
SPDR S&P 500 ETF Trust, Expires 06/30/2022, Strike Price $342.45	288	(11,865,600)	(100,876)
			(100,876)
TOTAL WRITTEN OPTIONS (Premiums Received $403,269)			$(105,278)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 102.0% (a) (b)

CALL OPTIONS — 96.1%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $6.44	108	$4,449,600	$4,346,039
			4,346,039
PUT OPTIONS — 5.9%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $407.68	108	4,449,600	269,939
			269,939
TOTAL PURCHASED OPTIONS (Cost $4,951,640)			4,615,978

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$21,237		21,237
TOTAL SHORT-TERM INVESTMENTS (Cost $21,237)			21,237

Total Investments (Cost $4,972,877) — 102.5%			4,637,215
Liabilities in Excess of Other Assets — (2.5%)			(114,793)
TOTAL NET ASSETS — 100.0%			$4,522,422

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (2.6%) (a)

CALL OPTIONS — (1.4%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $461.58	108	$(4,449,600)	$(62,884)
			(62,884)
PUT OPTIONS — (1.2%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $300.40	108	(4,449,600)	(52,612)
			(52,612)
TOTAL WRITTEN OPTIONS (Premiums Received $362,882)			$(115,496)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 103.7% (a) (b)

CALL OPTIONS — 95.6%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $6.48	336	$13,843,200	$13,519,677
			13,519,677
PUT OPTIONS — 8.1%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $429.18	336	13,843,200	1,149,387
			1,149,387
TOTAL PURCHASED OPTIONS (Cost $15,602,454)			14,669,064

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$50,710		50,710
TOTAL SHORT-TERM INVESTMENTS (Cost $50,710)			50,710

Total Investments (Cost $15,653,164) — 104.1%			14,719,774
Liabilities in Excess of Other Assets — (4.1%)			(583,379)
TOTAL NET ASSETS — 100.0%			$14,136,395

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.1%) (a)

CALL OPTIONS — (1.0%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $468.06	336	$(13,843,200)	$(145,161)
			(145,161)
PUT OPTIONS — (3.1%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $364.77	336	(13,843,200)	(431,823)
			(431,823)
TOTAL WRITTEN OPTIONS (Premiums Received $1,758,981)			$(576,984)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

SCHEDULES OF INVESTMENTS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS — 104.3% (a) (b)

CALL OPTIONS — 95.5%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $6.52	132	$5,438,400	$5,310,777
			5,310,777
PUT OPTIONS — 8.8%
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $257.48	132	5,438,400	36,069
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $429.14	132	5,438,400	451,286
			487,355
TOTAL PURCHASED OPTIONS (Cost $6,127,011)			5,798,132

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%

Money Market Deposit Accounts — 0.5%
U.S. Bank Money Market Deposit Account, 0.130% (c)	$26,385		26,385
TOTAL SHORT-TERM INVESTMENTS (Cost $26,385)			26,385

Total Investments (Cost $6,153,396) — 104.8%			5,824,517
Liabilities in Excess of Other Assets — (4.8%)			(265,629)
TOTAL NET ASSETS — 100.0%			$5,558,888

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding written option contracts.
(c)	The rate shown is as of April 30, 2022.

SCHEDULE OF WRITTEN OPTIONS
April 30, 2022 (Unaudited)

	Contracts	Notional Amount	Value
WRITTEN OPTIONS — (4.8%) (a)

CALL OPTIONS — (0.4%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $484.84	132	$(5,438,400)	$(24,785)
			(24,785)
PUT OPTIONS — (4.4%)
SPDR S&P 500 ETF Trust, Expires 09/30/2022, Strike Price $343.31	264	(10,876,800)	(242,096)
			(242,096)
TOTAL WRITTEN OPTIONS (Premiums Received $534,888)			$(266,881)

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

SCHEDULE OF INVESTMENTS
April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.6%

Entertainment — 45.1% (a)
888 Holdings PLC	2,241	$5,363
Aristocrat Leisure Ltd.	4,149	99,246
Betmakers Technology Group Ltd. (b)	8,121	3,376
BETSSON AB	897	5,569
DraftKings, Inc. - Class A (b)	2,706	37,018
Entain PLC (b)	3,528	67,260
Evolution AB (c)	1,017	106,588
Flutter Entertainment PLC (b)	882	89,865
GAN Ltd. (b)	501	1,869
Golden Nugget Online Gaming, Inc. (b)	348	1,743
Kambi Group PLC (b)	225	3,621
Kindred Group PLC - SDR	1,131	10,057
La Francaise des Jeux SAEM (c)	837	31,443
LeoVegas AB (c)	1,020	4,408
NEOGAMES SA (b)	120	1,568
PointsBet Holdings Ltd. (b)	1,908	4,068
Rush Street Interactive, Inc. (b)	447	2,838
Sportradar Holding AG (b)	552	6,922
Zeal Network SE	105	4,087
		486,909
Internet — 12.6%
Catena Media PLC (b)	576	2,452
Jumbo Interactive Ltd.	456	5,687
Sea Ltd. - ADR (b)	267	22,097
Tencent Holdings Ltd.	2,190	105,339
		135,575
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (b)	363	31,044
NVIDIA Corp.	177	32,828
		63,872
Software — 30.6% (a)
Activision Blizzard, Inc.	522	39,463
Better Collective A/S (b)	324	5,045
Bilibili, Inc. - ADR (b)	672	16,357
Capcom Co. Ltd.	726	19,248
Electronic Arts, Inc.	243	28,686
Embracer Group AB - Class A (b)	2,175	14,787
Kingsoft Corp. Ltd.	5,268	16,181
Konami Holdings Corp.	291	18,058
NetEase, Inc. - ADR	381	36,321
Nexon Co. Ltd.	894	20,508
Playtech PLC (b)	1,980	13,026
ROBLOX Corp. - Class A (b)	459	14,068
Skillz, Inc. (b)	2,328	4,772
Square Enix Holdings Co. Ltd.	336	13,512

	Shares	Value
Software — 30.6% (a) (Continued)
Take-Two Interactive Software, Inc. (b)	144	$17,210
Ubisoft Entertainment SA (b)	369	16,797
Unity Software, Inc. (b)	282	18,728
Zynga, Inc. (b)	2,082	17,218
		329,985
Toys/Games/Hobbies — 5.4%
Bandai Namco Holdings, Inc.	288	19,693
Nintendo Co. Ltd.	84	38,842
		58,535
TOTAL COMMON STOCKS (Cost $1,166,308)		1,074,876

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%

Money Market Deposit Accounts — 0.4%
U.S. Bank Money Market Deposit Account, 0.130% (d)	$4,060	4,060
TOTAL SHORT-TERM INVESTMENTS (Cost $4,060)		4,060

Total Investments (Cost $1,170,368) — 100.0%		1,078,936
Liabilities in Excess of Other Assets — 0.0% (e)		(145)
TOTAL NET ASSETS — 100.0%		$1,078,791

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

SDR Special Drawing Rights

(a)

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(b)	Non-income producing security.
(c)

Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $142,439 or 13.2% of net assets.

(d)	The rate shown is as of April 30, 2022.
(e)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2022 (Unaudited)

	Pacer American Energy Independence ETF	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF	Pacer Swan SOS Flex (January) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$42,188,442	$8,168,861	$23,297,230	$36,088,468
Foreign Currency at Value*	697	—	—	—
Interest and Dividends Receivable	211,135	5	8	17
Deposits with Broker for Options	—	2,952	2,335	2,238
Prepaid Expenses	660	—	—	—
Securities Lending Income Receivable	567	—	—	—
Total Assets	42,401,501	8,171,818	23,299,573	36,090,723

LIABILITIES
Options Written, at Value	—	228,926	1,346,921	2,889,764
Management Fees Payable	21,997	5,068	14,057	20,563
Other Payables	—	41	53	45
Collateral Received for Securities Loaned	4,883,031	—	—	—
Total Liabilities	4,905,028	234,035	1,361,031	2,910,372

NET ASSETS	$37,496,473	$7,937,783	$21,938,542	$33,180,351

NET ASSETS CONSIST OF:
Paid-in Capital	$31,962,086	$8,228,380	$22,991,583	$35,296,615
Total Distributable Earnings (Accumulated Deficit)	5,534,387	(290,597)	(1,053,041)	(2,116,264)
Net Assets	$37,496,473	$7,937,783	$21,938,542	$33,180,351
* Identified Cost:
Investments in Unaffiliated Securities	$33,195,122	$8,857,915	$24,821,144	$37,903,760
Foreign Currencies	727	—	—	—
^ Includes Loaned Securities with a value of	4,637,944	—	—	—
Premiums Received:
Written Options	$—	$497,215	$1,703,154	$3,061,968

Net Asset Value:
Net Assets	$37,496,473	$7,937,783	$21,938,542	$33,180,351
Shares Outstanding (No Par Value)	1,350,000	375,000	1,025,000	1,475,000
Net Asset Value, Offering and Redemption Price per Share	$27.78	$21.17	$21.40	$22.50

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2022 (Unaudited)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (April) ETF	Pacer Swan SOS Moderate (April) ETF	Pacer Swan SOS Flex (April) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$875,067	$6,624,711	$17,774,815	$13,186,491
Investments in Affiliated Securities, at Value*	$99,378,801	$—	$—	$—
Interest and Dividends Receivable	62	3	9	7
Deposits with Broker for Options	—	2,210	2,866	2,791
Prepaid Expenses	635	—	—	386
Total Assets	100,254,565	6,626,924	17,777,690	13,189,675

LIABILITIES
Options Written, at Value	—	257,524	1,211,720	1,232,453
Management Fees Payable	15,052	3,686	10,336	7,548
Other Payables	—	74	41	—
Total Liabilities	15,052	261,284	1,222,097	1,240,001

NET ASSETS	$100,239,513	$6,365,640	$16,555,593	$11,949,674

NET ASSETS CONSIST OF:
Paid-in Capital	$104,393,973	$6,454,012	$16,837,214	$11,893,219
Total Distributable Earnings (Accumulated Deficit)	(4,154,460)	(88,372)	(281,621)	56,455
Net Assets	$100,239,513	$6,365,640	$16,555,593	$11,949,674
* Identified Cost:
Investments in Unaffiliated Securities	$875,067	$6,993,072	$18,614,915	$13,737,373
Investments in Affiliated Securities	103,592,225	—	—	—
Premiums Received:
Written Options	$—	$335,570	$1,178,431	$985,373

Net Asset Value:
Net Assets	$100,239,513	$6,365,640	$16,555,593	$11,949,674
Shares Outstanding (No Par Value)	4,675,000	300,000	775,000	550,000
Net Asset Value, Offering and Redemption Price per Share	$21.44	$21.22	$21.36	$21.73

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2022 (Unaudited)

	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$4,044,636	$15,514,668	$6,220,767	$4,637,215
Interest and Dividends Receivable	1	3	2	2
Deposits with Broker for Options	2,424	2,958	2,084	3,289
Total Assets	4,047,061	15,517,629	6,222,853	4,640,506

LIABILITIES
Options Written, at Value	28,541	239,060	105,278	115,496
Management Fees Payable	2,355	9,411	3,927	2,588
Other Payables	72	101	44	—
Total Liabilities	30,968	248,572	109,249	118,084

NET ASSETS	$4,016,093	$15,269,057	$6,113,604	$4,522,422

NET ASSETS CONSIST OF:
Paid-in Capital	$4,109,226	$15,412,322	$6,205,617	$4,667,914
Total Distributable Earnings (Accumulated Deficit)	(93,133)	(143,265)	(92,013)	(145,492)
Net Assets	$4,016,093	$15,269,057	$6,113,604	$4,522,422
* Identified Cost:
Investments in Unaffiliated Securities	$4,261,638	$16,207,668	$6,509,797	$4,972,877
Premiums Received:
Written Options	$209,435	$1,013,560	$403,269	$362,882

Net Asset Value:
Net Assets	$4,016,093	$15,269,057	$6,113,604	$4,522,422
Shares Outstanding (No Par Value)	200,000	750,000	300,000	225,000
Net Asset Value, Offering and Redemption Price per Share	$20.08	$20.36	$20.38	$20.10

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
April 30, 2022 (Unaudited)

	Pacer Swan SOS Moderate (October) ETF	Pacer Swan SOS Flex (October) ETF	Pacer BlueStar Digital Entertainment ETF
ASSETS
Investments in Unaffiliated Securities, at Value*	$14,719,774	$5,824,517	$1,078,936
Interest and Dividends Receivable	4	2	164
Deposits with Broker for Options	2,389	4,537	—
Total Assets	14,722,167	5,829,056	1,079,100

LIABILITIES
Options Written, at Value	576,984	266,881	—
Management Fees Payable	8,788	3,287	309
Total Liabilities	585,772	270,168	309

NET ASSETS	$14,136,395	$5,558,888	$1,078,791

NET ASSETS CONSIST OF:
Paid-in Capital	$14,622,320	$5,770,006	$1,169,484
Total Distributable Earnings (Accumulated Deficit)	(485,925)	(211,118)	(90,693)
Net Assets	$14,136,395	$5,558,888	$1,078,791
* Identified Cost:
Investments in Unaffiliated Securities	$15,653,164	$6,153,396	$1,170,368
Premiums Received:
Written Options	$1,758,981	$534,888	$—

Net Asset Value:
Net Assets	$14,136,395	$5,558,888	$1,078,791
Shares Outstanding (No Par Value)	700,000	275,000	60,000
Net Asset Value, Offering and Redemption Price per Share	$20.19	$20.21	$17.98

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

Pacer American Energy Independence ETF
INVESTMENT INCOME
Income:
Dividends*	$328,658
Interest	21
Securities Lending Income, Net	2,661
Total Investment Income	331,340

Expenses
Management fees	105,185
Miscellaneous Expense	447
Total Expenses	105,632
Net Investment Income	225,708

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	451,845
Net Realized Gain (Loss) on In-Kind Redemptions	(1,161)
Net realized Gain (Loss) on Foreign Currency	449
Total	451,133
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	2,886,994
Change in Unrealized Appreciation (Depreciation) on Foreign Currency	(239)
Total	2,886,755
Net Realized and Unrealized Gain (Loss) on Investments	3,337,888
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,563,596

* Net of fees and foreign withholding tax of	$30,237

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	Pacer Swan SOS Conservative (January) ETF	Pacer Swan SOS Moderate (January) ETF	Pacer Swan SOS Flex (January) ETF
INVESTMENT INCOME
Income:
Interest	$5	$6	$—
Total Investment Income	5	6	—

EXPENSES
Management fees	23,140	56,173	76,964
Miscellaneous Expense	95	102	102
Broker fees and interest	186	306	599
Total Expenses	23,421	56,581	77,665
Net Investment Income/(Loss)	(23,416)	(56,575)	(77,665)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(289,153)	(430,129)	(948,484)
Net Realized Gain (Loss) on In-Kind Redemptions	615,235	858,743	624,454
Net Realized Gain (Loss) on Written Options	(159,177)	1,955	(3,060)
Total	166,905	430,569	(327,090)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(1,061,423)	(2,080,451)	(2,174,141)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	483,803	418,378	183,548
Total	(577,620)	(1,662,073)	(1,990,593)
Net Realized and Unrealized Gain (Loss) on Investments	(410,715)	(1,231,504)	(2,317,683)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(434,131)	$(1,288,079)	$(2,395,348)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	Pacer Swan SOS Fund of Funds ETF	Pacer Swan SOS Conservative (April) ETF		Pacer Swan SOS Moderate (April) ETF
INVESTMENT INCOME
Income:
Dividends from Affiliated Investments	$43,629	$		$
Interest	96		—		—
Total Investment Income	43,725		—		—

EXPENSES
Management fees	67,216		15,830		38,802
Miscellaneous Expense	549		102		102
Broker fees and interest	—		34		61
Total Expenses	67,765		15,966		38,965
Net Investment Income/(Loss)	(24,040)		(15,966)		(38,965)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	—		(149,931)		(580,779)
Net Realized Gain (Loss) on Investments in Affiliated Securities	22,046		—		—
Net Realized Gain (Loss) on In-Kind Redemptions	84,300		453,873		1,151,002
Net Realized Gain (Loss) on Written Options	—		13,493		186,485
Total	106,346		317,435		756,708
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	—		(618,196)		(1,286,654)
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Securities	(4,951,334)		—		—
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	—		150,921		34,098
Total	(4,951,334)		(467,275)		(1,252,556)
Net Realized and Unrealized Gain (Loss) on Investments	(4,844,988)		(149,840)		(495,848)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,869,028)		$(165,806)		$(534,813)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	Pacer Swan SOS Flex (April) ETF	Pacer Swan SOS Conservative (July) ETF	Pacer Swan SOS Moderate (July) ETF
INVESTMENT INCOME
Income:
Interest	$—	$—	$4
Total Investment Income	—	—	4

EXPENSES
Management fees	35,301	12,730	53,136
Miscellaneous Expense	196	102	204
Broker fees and interest	328	65	385
Total Expenses	35,825	12,897	53,725
Net Investment Income/(Loss)	(35,825)	(12,897)	(53,721)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(984,776)	24,137	143,733
Net Realized Gain (Loss) on In-Kind Redemptions	1,475,893	—	—
Net Realized Gain (Loss) on Written Options	399,125	(18,595)	(133,604)
Total	890,242	5,542	10,129
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(1,027,805)	(361,271)	(1,219,728)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	(278,052)	210,125	822,097
Total	(1,305,857)	(151,146)	(397,631)
Net Realized and Unrealized Gain (Loss) on Investments	(415,615)	(145,604)	(387,502)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(451,440)	$(158,501)	$(441,223)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	Pacer Swan SOS Flex (July) ETF	Pacer Swan SOS Conservative (October) ETF	Pacer Swan SOS Moderate (October) ETF
INVESTMENT INCOME
Income:
Interest	$—	$1	$4
Total Investment Income	—	1	4

EXPENSES
Management fees	20,104	13,764	56,399
Miscellaneous Expense	102	—	—
Broker fees and interest	76	158	223
Total Expenses	20,282	13,922	56,622
Net Investment Income/(Loss)	(20,282)	(13,921)	(56,618)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(6,836)	(14,629)	(473,677)
Net Realized Gain (Loss) on In-Kind Redemptions	—	—	—
Net Realized Gain (Loss) on Written Options	7,111	(28,666)	(204,237)
Total	275	(43,295)	(677,914)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(487,770)	(382,922)	(1,020,243)
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	232,132	274,851	1,199,050
Total	(255,638)	(108,071)	178,807
Net Realized and Unrealized Gain (Loss) on Investments	(255,363)	(151,366)	(499,107)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(275,645)	$(165,287)	$(555,725)

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2022 (Unaudited)

	Pacer Swan SOS Flex (October) ETF	Pacer BlueStar Digital Entertainment ETF (a)
INVESTMENT INCOME
Income:
Dividends*	$—	$1,053
Interest	2	—
Total Investment Income	2	1,053

EXPENSES
Management fees	21,907	309
Broker fees and interest	209	—
Total Expenses	22,116	309
Net Investment Income/(Loss)	(22,114)	744

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	—	10
Net Realized Gain (Loss) on Investments in Unaffiliated Securities	(108,133)	—
Net realized Gain (Loss) on Foreign Currency	—	(15)
Net Realized Gain (Loss) on Written Options	(19,999)	—
Total	(128,132)	(5)
Net Change in Unrealized Appreciation (Depreciation) of:
Change in Unrealized Appreciation (Depreciation) on Investments	—	(91,432)
Change in Unrealized Appreciation (Depreciation) on Investments in Unaffiliated Securities	(393,883)	—
Change in Unrealized Appreciation (Depreciation) on Investments in Written Options	271,283	—
Total	(122,600)	(91,432)
Net Realized and Unrealized Gain (Loss) on Investments	(250,732)	(91,437)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(272,846)	$(90,693)

* Net of fees and foreign withholding tax of	$—	$157

(a)	The Fund commenced operations on April 7, 2022. The information presented is for the period from April 7, 2022 to April 30, 2022.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer American Energy Independence ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net Investment Income	$225,708	$362,622
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	451,133	1,070,261
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	2,886,755	8,482,857
Net Increase (Decrease) in Net Assets Resulting from Operations	3,563,596	9,915,740

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(798,000)	(456,943)
Return of Capital	—	(845,057)
Total Distributions to Shareholders	(798,000)	(1,302,000)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,421,920	8,838,065
Payments for Shares Redeemed	—	(4,108,890)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	9,421,920	4,729,175
Net Increase (Decrease) in Net Assets	$12,187,516	$13,342,915

NET ASSETS
Beginning of Period	$25,308,957	$11,966,042
End of Period	$37,496,473	$25,308,957

(a)	A summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	350,000	400,000
Redemptions	—	(200,000)
Net Increase (Decrease)	350,000	200,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (January) ETF		Pacer Swan SOS Moderate (January) ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(23,416)	$(13,490)	$(56,575)	$(23,746)
Net Realized Gain (Loss) on Investments	166,905	—	430,569	(153,122)
Change in Unrealized Appreciation (Depreciation) of Investments	(577,620)	156,855	(1,662,073)	494,392
Net Increase (Decrease) in Net Assets Resulting from Operations	(434,131)	143,365	(1,288,079)	317,524

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	—	—	(32,631)	—
Total Distributions to Shareholders	—	—	(32,631)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	9,495,025	2,630,390	27,229,443	5,865,068
Payments for Shares Redeemed	(3,897,688)	—	(6,804,545)	(3,351,426)
Transaction Fees (See Note 1)	559	263	2,266	922
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	5,597,896	2,630,653	20,427,164	2,514,564
Net Increase (Decrease) in Net Assets	$5,163,765	$2,774,018	$19,106,454	$2,832,088

NET ASSETS
Beginning of Period	$2,774,018	$—	$2,832,088	$—
End of Period	$7,937,783	$2,774,018	$21,938,542	$2,832,088

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	425,000	125,000	1,200,000	275,000
Redemptions	(175,000)	—	(300,000)	(150,000)
Net Increase (Decrease)	250,000	125,000	900,000	125,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (January) ETF		Pacer Swan SOS Fund of Funds ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (b)
OPERATIONS
Net Investment Income (Loss)	$(77,665)	$(13,881)	$(24,040)	$(21,461)
Net Realized Gain (Loss) on Investments	(327,090)	(53,597)	106,346	273,078
Change in Unrealized Appreciation (Depreciation) of Investments	(1,990,593)	347,505	(4,951,334)	737,910
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,395,348)	280,027	(4,869,028)	989,527

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	40,890,110	4,461,535	71,071,783	47,119,153
Payments for Shares Redeemed	(8,891,393)	(1,169,400)	(4,386,900)	(9,927,608)
Transaction Fees (See Note 1)	4,257	563	189,362	53,224
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	32,002,974	3,292,698	66,874,245	37,244,769
Net Increase (Decrease) in Net Assets	$29,607,626	$3,572,725	$62,005,217	$38,234,296

NET ASSETS
Beginning of Period	$3,572,725	$—	$38,234,296	$—
End of Period	$33,180,351	$3,572,725	$100,239,513	$38,234,296

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.

(b)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,700,000	200,000	3,175,000	2,150,000
Redemptions	(375,000)	(50,000)	(200,000)	(450,000)
Net Increase (Decrease)	1,325,000	150,000	2,975,000	1,700,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (April) ETF		Pacer Swan SOS Moderate (April) ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(15,966)	$(8,805)	$(38,965)	$(21,025)
Net Realized Gain (Loss) on Investments	317,435	(70,355)	756,708	(125,975)
Change in Unrealized Appreciation (Depreciation) of Investments	(467,275)	176,960	(1,252,556)	379,167
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,806)	97,800	(534,813)	232,167

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	10,481,928	3,699,257	27,355,750	7,994,080
Payments for Shares Redeemed	(6,667,510)	(1,081,000)	(15,762,460)	(2,731,363)
Transaction Fees (See Note 1)	493	478	1,159	1,073
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	3,814,911	2,618,735	11,594,449	5,263,790
Net Increase (Decrease) in Net Assets	$3,649,105	$2,716,535	$11,059,636	$5,495,957

NET ASSETS
Beginning of Period	$2,716,535	$—	$5,495,957	$—
End of Period	$6,365,640	$2,716,535	$16,555,593	$5,495,957

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	475,000	175,000	1,225,000	375,000
Redemptions	(300,000)	(50,000)	(700,000)	(125,000)
Net Increase (Decrease)	175,000	125,000	525,000	250,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (April) ETF		Pacer Swan SOS Conservative (July) ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (b)
OPERATIONS
Net Investment Income (Loss)	$(35,825)	$(26,405)	$(12,897)	$(6,902)
Net Realized Gain (Loss) on Investments	890,242	—	5,542	(49,670)
Change in Unrealized Appreciation (Depreciation) of Investments	(1,305,857)	507,895	(151,146)	115,038
Net Increase (Decrease) in Net Assets Resulting from Operations	(451,440)	481,490	(158,501)	58,466

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	17,372,588	7,479,425	1,036,525	5,683,273
Payments for Shares Redeemed	(12,933,820)	—	(525,777)	(2,078,825)
Transaction Fees (See Note 1)	683	748	156	776
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	4,439,451	7,480,173	510,904	3,605,224
Net Increase (Decrease) in Net Assets	$3,988,011	$7,961,663	$352,403	$3,663,690

NET ASSETS
Beginning of Period	$7,961,663	$—	$3,663,690	$—
End of Period	$11,949,674	$7,961,663	$4,016,093	$3,663,690

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.

(b)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	750,000	350,000	50,000	275,000
Redemptions	(550,000)	—	(25,000)	(100,000)
Net Increase (Decrease)	200,000	350,000	25,000	175,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Moderate (July) ETF		Pacer Swan SOS Flex (July) ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(53,721)	$(29,778)	$(20,282)	$(12,773)
Net Realized Gain (Loss) on Investments	10,129	(113,135)	275	(71,819)
Change in Unrealized Appreciation (Depreciation) of Investments	(397,631)	479,131	(255,638)	264,599
Net Increase (Decrease) in Net Assets Resulting from Operations	(441,223)	336,218	(275,645)	180,007

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income	(2,015)	—	—	—
Total Distributions to Shareholders	(2,015)	—	—	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	6,290,215	22,764,348	1,585,398	10,880,215
Payments for Shares Redeemed	(8,445,710)	(5,237,050)	(523,663)	(5,734,580)
Transaction Fees (See Note 1)	1,474	2,800	211	1,661
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	(2,154,021)	17,530,098	1,061,946	5,147,296
Net Increase (Decrease) in Net Assets	$(2,597,259)	$17,866,316	$786,301	$5,327,303

NET ASSETS
Beginning of Period	$17,866,316	$—	$5,327,303	$—
End of Period	$15,269,057	$17,866,316	$6,113,604	$5,327,303

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	300,000	1,100,000	75,000	525,000
Redemptions	(400,000)	(250,000)	(25,000)	(275,000)
Net Increase (Decrease)	(100,000)	850,000	50,000	250,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Conservative (October) ETF		Pacer Swan SOS Moderate (October) ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)
OPERATIONS
Net Investment Income (Loss)	$(13,921)	$(841)	$(56,618)	$(2,478)
Net Realized Gain (Loss) on Investments	(43,295)	—	(677,914)	—
Change in Unrealized Appreciation (Depreciation) of Investments	(108,071)	19,795	178,807	69,800
Net Increase (Decrease) in Net Assets Resulting from Operations	(165,287)	18,954	(555,725)	67,322

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	2,606,903	2,588,245	11,057,683	8,843,790
Payments for Shares Redeemed	(526,965)	—	(5,279,193)	—
Transaction Fees (See Note 1)	313	259	1,634	884
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	2,080,251	2,588,504	5,780,124	8,844,674
Net Increase (Decrease) in Net Assets	$1,914,964	$2,607,458	$5,224,399	$8,911,996

NET ASSETS
Beginning of Period	$2,607,458	$—	$8,911,996	$—
End of Period	$4,522,422	$2,607,458	$14,136,395	$8,911,996

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.

(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	125,000	125,000	525,000	425,000
Redemptions	(25,000)	—	(250,000)	—
Net Increase (Decrease)	100,000	125,000	275,000	425,000

The accompanying notes are an integral part of the financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Swan SOS Flex (October) ETF		Pacer BlueStar Digital Entertainment ETF
	For the Period Ended April 30, 2022 (Unaudited)	For the Period Ended October 31, 2021 (a)	For the Period Ended April 30, 2022 (Unaudited) (b)
OPERATIONS
Net Investment Income (Loss)	$(22,114)	$(1,230)	$744
Net Realized Gain (Loss) on Investments	(128,132)	—	(5)
Change in Unrealized Appreciation (Depreciation) of Investments	(122,600)	61,728	(91,432)
Net Increase (Decrease) in Net Assets Resulting from Operations	(272,846)	60,498	(90,693)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	4,258,085	3,659,050	1,169,484
Payments for Shares Redeemed	(2,146,905)	—	—
Transaction Fees (See Note 1)	640	366	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (c)	2,111,820	3,659,416	1,169,484
Net Increase (Decrease) in Net Assets	$1,838,974	$3,719,914	$1,078,791

NET ASSETS
Beginning of Period	$3,719,914	$—	$—
End of Period	$5,558,888	$3,719,914	$1,078,791

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.

(b)	The Fund commenced operations on April 7, 2022. The information presented is for the period from April 7, 2022 to April 30, 2022.

(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares
Subscriptions	200,000	175,000	60,000
Redemptions	(100,000)	—	-
Net Increase (Decrease)	100,000	175,000	60,000

The accompanying notes are an integral part of the financial statements.

Pacer American Energy Independence ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	For the Period Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period Ended October 31, 2020(a)		For the Year Ended November 30, 2019	For the Period Ended November 30, 2018(b)
Net Asset Value, Beginning of Period	$25.31		$14.96	$21.79		$23.21	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (c)	0.21		0.40	0.28		0.37	0.55
Net Realized and Unrealized Gain (Loss) on Investments (d)	2.98		11.39	(5.55)		(0.34)	(1.51)
Total from Investment Operations	3.19		11.79	(5.27)		0.03	(0.96)

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.72)		(0.50)	(0.52)		(0.22)	(0.50)
Return of Capital	—		(0.94)	(1.04)		(1.23)	(0.33)
Total Distributions	(0.72)		(1.44)	(1.56)		(1.45)	(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction Fees (See Note 1)	—		—	—		0.00 (e)	—

Net Asset Value, End of Period	$27.78		$25.31	$14.96		$21.79	$23.21
Total return	12.86	%(f)	80.71%	-24.76	%(f)	-0.13%	-4.06	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$37,496		$25,309	$11,966		$10,897	$9,284

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(g)	0.75%	0.75	%(g)	0.75%	0.75	%(g)
Net Investment Income (Loss) to Average Net Assets	1.61	%(g)	1.82%	1.81	%(g)	1.58%	2.25	%(g)
Portfolio Turnover Rate (h)	16	%(f)	22%	41	%(f)	26%	61	%(f)

(a)	Shares of the Predecessor USAI Fund converted Shares at the close of business on December 13, 2019. See Note 1 in the Financial Statements. For the period ended December 1, 2019 to October 31, 2020.
(b)	Commencement of operations on December 12, 2017.
(c)	Calculated based on average shares outstanding during the period.
(d)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(e)	Represents less than $0.005.
(f)	Not annualized.
(g)	Annualized.
(h)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$22.19		$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.94)		1.77
Total from Investment Operations	(1.02)		1.63

Net Asset Value, End of Period	$21.17		$22.19
Total Return	-4.62	%(f)	7.94	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$7,938		$2,774

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$22.66		$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.14)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.07)		2.24
Total from Investment Operations	(1.15)		2.10

LESS DISTRIBUTIONS:
Distributions From:
Net Investment Income	(0.11)		—
Total Distributions	(0.11)		—
Net Asset Value, End of Period	$21.40		$22.66
Total Return	-5.08	%(f)	10.20	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$21,939		$2,832

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	13	%(f)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (January) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$23.82		$20.56

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)		(0.15)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.23)		3.41
Total from Investment Operations	(1.32)		3.26

Net Asset Value, End of Period	$22.50		$23.82
Total Return	-5.55	%(f)	15.85	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$33,180		$3,573

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	36	%(f)	0	%(f)

(a)	Fund commenced operations on December 22, 2020. The information presented is from December 22, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Fund of Funds ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$22.49		$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.04)		2.26
Total from Investment Operations	(1.05)		2.23

Net Asset Value, End of Period	$21.44		$22.49
Total Return	-4.67	%(f)	11.01	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$100,240		$38,234

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.18	%(e)	0.18	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.06	%(e)	-0.18	%(e)
Portfolio Turnover Rate (d)	8	%(f)	69	%(f)

(a)	Fund commenced operations on December 29, 2020. The information presented is from December 29, 2020 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$21.73		$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.43)		1.21
Total from Investment Operations	(0.51)		1.12

Net Asset Value, End of Period	$21.22		$21.73
Total Return	-2.36	%(f)	5.45	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,366		$2,717

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$21.98		$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.54)		1.47
Total from Investment Operations	(0.62)		1.37

Net Asset Value, End of Period	$21.36		$21.98
Total Return	-2.83	%(f)	6.67	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$16,556		$5,496

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (April) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$22.75		$20.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.09)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.93)		2.24
Total from Investment Operations	(1.02)		2.14

Net Asset Value, End of Period	$21.73		$22.75
Total Return	-4.49	%(f)	10.37	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$11,950		$7,962

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on March 31, 2021. The information presented is from March 31, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$20.94		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.78)		0.51
Total from Investment Operations	(0.86)		0.46

Net Asset Value, End of Period	$20.08		$20.94
Total Return	-4.08	%(f)	2.22	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,016		$3,664

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.76	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.76	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$21.02		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.58)		0.59
Total from Investment Operations	(0.66)		0.54

Net Asset Value, End of Period	$20.36		$21.02
Total Return	-3.12	%(f)	2.63	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$15,269		$17,866

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (July) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$21.31		$20.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.85)		0.88
Total from Investment Operations	(0.93)		0.83

Net Asset Value, End of Period	$20.38		$21.31
Total Return	-4.37	%(f)	4.05	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$6,114		$5,327

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.76	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.76	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on June 30, 2021. The information presented is from June 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Conservative (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$20.86		$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.68)		0.36
Total from Investment Operations	(0.76)		0.35

Net Asset Value, End of Period	$20.10		$20.86
Total Return	-3.64	%(f)	1.71	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,522		$2,607

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Moderate (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$20.97		$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.70)		0.47
Total from Investment Operations	(0.78)		0.46

Net Asset Value, End of Period	$20.19		$20.97
Total Return	-3.69	%(f)	2.24	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$14,136		$8,912

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.75	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.75	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Swan SOS Flex (October) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited)		For the Period Ended October 31, 2021 (a)
Net Asset Value, Beginning of Period	$21.26		$20.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	(0.08)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments (c)	(0.97)		0.76
Total from Investment Operations	(1.05)		0.75

Net Asset Value, End of Period	$20.21		$21.26
Total Return	-4.90	%(f)	3.64	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$5,559		$3,720

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.76	%(e)	0.75	%(e)
Net Investment Income (Loss) to Average Net Assets	-0.76	%(e)	-0.75	%(e)
Portfolio Turnover Rate (d)	0	%(f)	0	%(f)

(a)	Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to October 31, 2021.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer BlueStar Digital Entertainment ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the Period Ended April 30, 2022 (Unaudited) (a)
Net Asset Value, Beginning of Period	$19.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments (c)	(1.77)
Total from Investment Operations	(1.76)

Net Asset Value, End of Period	$17.98
Total Return	-8.92	%(f)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,079

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(e)
Net Investment Income (Loss) to Average Net Assets	1.44	%(e)
Portfolio Turnover Rate (d)	0	%(f)

(a)	Fund commenced operations on April 7, 2022. The information presented is from April 7, 2022 to April 30, 2022.
(b)	Calculated based on average shares outstanding during the period.
(c)

Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with aggregate gains and losses in the statement of operations due to share transactions for the period.

(d)	Excludes the impact of in-kind transactions.
(e)	Annualized.
(f)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Funds Trust (the “Trust”) is a Delaware statutory trust organized on August 12, 2014. All Funds in the Trust, except PTLC, PTMC, PTNQ, PTEU, PTIN, PTBD, TRND, GCOW, COWZ, CALF, ICOW, BUL, ECOW, HERD, PWS, INDS, SRVR, SZNE, AFTY, VIRS, ALTL, PAMC, PALC, PEXL, TRPL, QDPL and FLRT’s fiscal year ends are April 30, 2022 and as such are not included in these financial statements. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Trust currently consists of multiple operational series, of which are covered in this report, individually the (“Fund”) or collectively the (“Funds”);

Fund Name	Ticker	Commencement of Operations	Exchange	Transaction Fees
Pacer American Energy ETF	USAI	December 12, 2017	NYSE	$300
Pacer Swan SOS Conservative (January) ETF	PSCX	December 22, 2020	Cboe	300
Pacer Swan SOS Moderate (January) ETF	PSMD	December 22, 2020	Cboe	300
Pacer Swan SOS Flex (January) ETF	PSFD	December 22, 2020	Cboe	300
Pacer Swan SOS Fund of Funds ETF	PSFF	December 29, 2020	Cboe	300
Pacer Swan SOS Conservative (April) ETF	PSCW	March 31, 2021	Cboe	300
Pacer Swan SOS Moderate (April) ETF	PSMR	March 31, 2021	Cboe	300
Pacer Swan SOS Flex (April) ETF	PSFM	March 31, 2021	Cboe	300
Pacer Swan SOS Conservative (July) ETF	PSCJ	June 30, 2021	Cboe	300
Pacer Swan SOS Moderate (July) ETF	PSMJ	June 30, 2021	Cboe	300
Pacer Swan SOS Flex (July) ETF	PSFJ	June 30, 2021	Cboe	300
Pacer Swan SOS Conservative (October) ETF	PSCQ	September 30, 2021	Cboe	300
Pacer Swan SOS Moderate (October) ETF	PSMO	September 30, 2021	Cboe	300
Pacer Swan SOS Flex (October) ETF	PSFO	September 30, 2021	Cboe	300
Pacer BlueStar Digital Entertainment ETF	ODDS	April 7, 2022	Nasdaq	750

Each of the Funds are non-diversified series of the Trust. The investment objective of the following Funds is to track the performance, before fees and expenses, of the

Ticker	Index
USAI	American Energy Independence Index
ODDS	BlueStar Global Online Gambling, Video Gaming, and eSports Index

The investment objective of the following Funds is to seek

Ticker	Objective
PSCX

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 8.60% (before fees and expenses of the Fund) and 7.85% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from December 20, 2021 to December 31, 2022.

PSMD

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 10.30% (before fees and expenses of the Fund) and 9.55% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from December 20, 2021 to December 31, 2022.

PSFD

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.70% (before fees and expenses of the Fund) and 13.95% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from December 20, 2021 to December 31, 2022.

PSFF	capital appreciation with downside protection.
PSCW

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 10.23% (before fees and expenses of the Fund) and 9.48% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from April 1, 2022 to March 31, 2023.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Ticker	Objective
PSMR

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 11.31% (before fees and expenses of the Fund) and 10.56% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from April 1, 2022 to March 31, 2023.

PSFM

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 14.88% (before fees and expenses of the Fund) and 14.13% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from April 1, 2022 to March 31, 2023.

PSCJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.15% (before fees and expenses of the Fund) and 6.40% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from July 1, 2021 to June 30, 2022.

PSMJ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 7.95% (before fees and expenses of the Fund) and 7.20% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from July 1, 2021 to June 30, 2022.

PSFJ

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 11.30% (before fees and expenses of the Fund) and 10.55% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from July 1, 2021 to June 30, 2022.

PSCQ

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2021 to September 30, 2022.

PSMO

to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.

PSFO

to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.23% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.

Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares except USAI which generally consist of 50,000 shares and ODDS which generally consist of 20,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees. The Funds currently offer one class of Shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to the Custodian except ODDS which charges $750. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In regards to USAI, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. In regards to PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO, PSFO and ODDS a variable fee, payable to a Fund, of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable charge is primarily designed to cover additional costs (e.g., brokerage, taxes) involved with buying the securities with cash. For orders comprised entirely of cash, a variable fee of 0.01% of the value of the order will be charged by a Fund. For orders partially comprised of cash in lieu of certain Deposit Securities, a variable fee of 0.01% of the value of such cash in lieu of Deposit Securities will be charged by PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ,

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

PSCQ, PSMO and PSFO. A Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders (e.g., for creation orders that facilitate changes to the Fund’s portfolio in a more tax efficient manner than could be achieved without such order). Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring the Fund Securities from the Fund to their account or on their order. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

USAI
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$29,018,393	$—	$—	$—	$29,018,393
Master Limited Partnerships and Related Companies	8,233,104	—	—	—	8,233,104
Short-Term Investments	53,914	—	—	—	53,914
Investments Purchased with Proceeds from Securities Lending	—	—	—	4,883,031	4,883,031
Total Investments in Securities	$37,305,411	$—	$—	$4,883,031	$42,188,442

^ See Schedules of Investments for industry breakouts.

PSCX
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$8,093,279	$—	$—	$8,093,279
Short-Term Investments	75,582	—	—	—	75,582
Total Investments in Securities	$75,582	$8,093,279	$—	$—	$8,168,861

Liabilities
Options Written	$—	$228,926	$—	$—	$228,926
Total Investments in Securities	$—	$228,926	$—	$—	$228,926

^ See the Schedules of Investments for further disaggregation of investment categories.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

PSMD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$23,166,722	$—	$—	$23,166,722
Short-Term Investments	130,508	—	—	—	130,508
Total Investments in Securities	$130,508	$23,166,722	$—	$—	$23,297,230

Liabilities
Options Written	$—	$1,346,921	$—	$—	$1,346,921
Total Investments in Securities	$—	$1,346,921	$—	$—	$1,346,921

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFD
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$35,801,888	$—	$—	$35,801,888
Short-Term Investments	286,580	—	—	—	286,580
Total Investments in Securities	$286,580	$35,801,888	$—	$—	$36,088,468

Liabilities
Options Written	$—	$2,889,764	$—	$—	$2,889,764
Total Investments in Securities	$—	$2,889,764	$—	$—	$2,889,764

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFF
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Affiliated Exchange Traded Funds	$99,378,801	$—	$—	$—	$99,378,801
Short-Term Investments	875,067	—	—	—	875,067
Total Investments in Securities	$100,253,868	$—	$—	$—	$100,253,868

PSCW
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$6,563,909	$—	$—	$6,563,909
Short-Term Investments	60,802	—	—	—	60,802
Total Investments in Securities	$60,802	$6,563,909	$—	$—	$6,624,711

Liabilities
Options Written	$—	$257,524	$—	$—	$257,524
Total Investments in Securities	$—	$257,524	$—	$—	$257,524

^ See the Schedules of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

PSMR
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$17,595,632	$—	$—	$17,595,632
Short-Term Investments	179,183	—	—	—	179,183
Total Investments in Securities	$179,183	$17,595,632	$—	$—	$17,774,815

Liabilities
Options Written	$—	$1,211,720	$—	$—	$1,211,720
Total Investments in Securities	$—	$1,211,720	$—	$—	$1,211,720

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFM
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$13,052,539	$—	$—	$13,052,539
Short-Term Investments	133,952	—	—	—	133,952
Total Investments in Securities	$133,952	$13,052,539	$—	$—	$13,186,491

Liabilities
Options Written	$—	$1,232,453	$—	$—	$1,232,453
Total Investments in Securities	$—	$1,232,453	$—	$—	$1,232,453

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$4,028,730	$—	$—	$4,028,730
Short-Term Investments	15,906	—	—	—	15,906
Total Investments in Securities	$15,906	$4,028,730	$—	$—	$4,044,636

Liabilities
Options Written	$—	$28,541	$—	$—	$28,541
Total Investments in Securities	$—	$28,541	$—	$—	$28,541

^ See the Schedules of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

PSMJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$15,453,150	$—	$—	$15,453,150
Short-Term Investments	61,518	—	—	—	61,518
Total Investments in Securities	$61,518	$15,453,150	$—	$—	$15,514,668

Liabilities
Options Written	$—	$239,060	$—	$—	$239,060
Total Investments in Securities	$—	$239,060	$—	$—	$239,060

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFJ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$6,192,410	$—	$—	$6,192,410
Short-Term Investments	28,357	—	—	—	28,357
Total Investments in Securities	$28,357	$6,192,410	$—	$—	$6,220,767

Liabilities
Options Written	$—	$105,278	$—	$—	$105,278
Total Investments in Securities	$—	$105,278	$—	$—	$105,278

^ See the Schedules of Investments for further disaggregation of investment categories.

PSCQ
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$4,615,978	$—	$—	$4,615,978
Short-Term Investments	21,237	—	—	—	21,237
Total Investments in Securities	$21,237	$4,615,978	$—	$—	$4,637,215

Liabilities
Options Written	$—	$115,496	$—	$—	$115,496
Total Investments in Securities	$—	$115,496	$—	$—	$115,496

^ See the Schedules of Investments for further disaggregation of investment categories.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

PSMO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$14,669,064	$—	$—	$14,669,064
Short-Term Investments	50,710	—	—	—	50,710
Total Investments in Securities	$50,710	$14,669,064	$—	$—	$14,719,774

Liabilities
Options Written	$—	$576,984	$—	$—	$576,984
Total Investments in Securities	$—	$576,984	$—	$—	$576,984

^ See the Schedules of Investments for further disaggregation of investment categories.

PSFO
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Purchased Options	$—	$5,798,132	$—	$—	$5,798,132
Short-Term Investments	26,385	—	—	—	26,385
Total Investments in Securities	$26,385	$5,798,132	$—	$—	$5,824,517

Liabilities
Options Written	$—	$266,881	$—	$—	$266,881
Total Investments in Securities	$—	$266,881	$—	$—	$266,881

^ See the Schedules of Investments for further disaggregation of investment categories.

ODDS
Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$1,074,876	$—	$—	$—	$1,074,876
Short-Term Investments	4,060	—	—	—	4,060
Total Investments in Securities	$1,078,936	$—	$—	$—	$1,078,936

^ See Schedules of Investments for industry breakouts.

During the period ended April 30, 2022, the Funds did not recognize any transfers to or from Level 3.

OPTIONS CONTRACTS

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”). PSCX, PSMD, PSFD, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO portfolios include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at the strike price only on the FLEX Option expiration date. FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. FLEX Options provide investors with the ability to customize terms of an option, including exercise prices, exercise styles (European style versus American style options which are exercisable any time prior to the expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of the over-the-counter option positions.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

Each FLEX Option contract entitles the holder thereof (i.e., the purchaser of the FLEX Option) the option to purchase (for the call options) or sell (for the put options) the cash value of the reference asset as of the close of the market on the FLEX Option expiration date at the strike price. The Fund intends to be structured so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options will be fully covered, and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchange that the FLEX Options are listed on do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

The OCC guarantees performance by each of the counterparties to FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. Subject to determination by the Securities Committee of the OCC, adjustments may be made to the FLEX Options for certain events (collectively, “Corporate Actions”) specified in the OCC’s by-laws and rules: certain stock dividends or distributions, stock splits, reverse stock splits, rights offerings, distributions, reorganizations, recapitalizations, or reclassifications with respect to an underlying security, or a merger, consolidation, dissolution or liquidation of the issuer of the underlying security. According to the OCC’s by-laws, the nature and extent of any such adjustment is to be determined by the OCC’s Securities Committee, in light of the circumstances known to it at the time such determination is made, based on its judgment as to what is appropriate for the protection of investors and the public interest, taking into account such factors as fairness to holders and writers (or purchasers and sellers) of the affected options, the maintenance of a fair and orderly market in the affected options, consistency of interpretation and practice, efficiency of exercise settlement procedures, and the coordination with other clearing agencies of the clearance and settlement of transactions in the underlying interest.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2022, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at Value	Written Options, at value
PSCX	$8,093,279	$228,926
PSMD	23,166,722	1,346,921
PSFD	35,801,888	2,889,764
PSCW	6,563,909	257,524
PSMR	17,595,632	1,211,720
PSFM	13,052,539	1,232,453
PSCJ	4,028,730	28,541
PSMJ	15,453,150	239,060
PSFJ	6,192,410	105,278
PSCQ	4,615,978	115,496
PSMO	14,669,064	576,984
PSFO	5,798,132	266,881

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2022 is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain (Loss) on Derivatives Recognized in Income		Amount of Unrealized Gain (Loss) on Derivatives Recognized in Income
	Investments	Written Options	Investments	Written Options
PSCX	$326,082	$(159,177)	$(1,061,423)	$483,803
PSMD	428,614	1,955	(2,080,451)	418,378
PSFD	(324,030)	(3,060)	(2,174,141)	183,548
PSCW	303,942	13,493	(618,196)	150,921
PSMR	570,223	186,485	(1,286,654)	34,098
PSFM	491,117	399,125	(1,027,805)	(278,052)
PSCJ	24,137	(18,595)	(361,271)	210,125
PSMJ	143,733	(133,604)	(1,219,728)	822,097
PSFJ	(6,836)	7,111	(487,770)	232,132
PSCQ	(14,629)	(28,666)	(382,922)	274,851
PSMO	(473,677)	(204,237)	(1,020,243)	1,199,050
PSFO	(108,133)	(19,999)	(393,883)	271,283

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2022, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Average Volume of Derivative Activity During the Period Ended April 30, 2022
	Investments	Written Options
PSCX	$7,115,828	$(325,717)
PSMD	18,478,608	(1,098,681)
PSFD	25,375,147	(1,776,818)
PSCW	4,845,427	(265,177)
PSMR	11,958,177	(718,953)
PSFM	10,267,988	(552,997)
PSCJ	3,589,701	(151,105)
PSMJ	14,371,729	(677,484)
PSFJ	5,651,536	(218,317)
PSCQ	4,086,124	(234,743)
PSMO	16,254,322	(1,075,953)
PSFO	6,416,683	(399,856)

B.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the result of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.

Federal Income Taxes. The Funds have complied and intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period ended October 31, 2021, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended October 31, 2021, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. Management has analyzed each of the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2018-2020) for USAI, or expected to be taken in each of the Fund’s 2021 tax returns. During the period ended October 31, 2021, the Funds did not incur any interest or penalties.

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

E.

Distributions to Shareholders. Distributions to shareholders from net investment income for USAI is declared and paid on a monthly basis, distributions to shareholders from net investment income for PSCX, PSMD. PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO are declared and paid at least annually, and distributions to shareholders from net investment income for ODDS are declared and paid on a quarterly basis. Distributions from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE are closed for trading. The offering and redemption price per share of the Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enters into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

I.

Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended October 31, 2021, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid in Capital
USAI	$(187,314)	$187,314
PSCX	169	(169)
PSMD	(49,855)	49,855
PSFD	(943)	943
PSFF	(274,959)	274,959
PSCW	(20,366)	20,366
PSMR	21,025	(21,025)
PSFM	26,405	(26,405)
PSCJ	6,902	(6,902)
PSMJ	(36,245)	36,245
PSFJ	3,625	(3,625)
PSCQ	841	(841)
PSMO	2,478	(2,478)
PSFO	1,230	(1,230)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

During the fiscal period ended October 31, 2021, the Fund realized the following in net capital gains/(losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from net realized losses to paid-in capital.

USAI	$ 1,407,374
PSCX	—
PSMD	—
PSFD	—
PSFF	274,972
PSCW	—
PSMR	—
PSFM	—
PSCJ	—
PSMJ	—
PSFJ	—
PSCQ	—
PSMO	—
PSFO	—

ODDS commenced operations after October 31, 2021.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on the Fund’s average daily net assets:

Ticker	Adviser Fee
USAI	0.75%
PSCX	0.75%
PSMD	0.75%
PSFD	0.75%
PSFF	0.18%
PSCW	0.75%
PSMR	0.75%
PSFM	0.75%
PSCJ	0.75%
PSMJ	0.75%
PSFJ	0.75%
PSCQ	0.75%
PSMO	0.75%
PSFO	0.75%
ODDS	0.60%

Swan Global Management, LLC (“Swan”) serves as the sub-adviser to PSCX, PSMD, PSFD, PSFF, PSCW, PSMR, PSFM, PSCJ, PSMJ, PSFJ, PSCQ, PSMO and PSFO. The sub-adviser has responsibility for selecting and continuously monitoring the Fund’s investments. Sub-Advisory fees earned by Swan are paid by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended April 30, 2022.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

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NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A. (the “Custodian”), an affiliate of Fund Services. Under these agreements, Fund Services and the Custodian provide certain transfer agency, administrative, accounting and custody services. The Custodian acts as securities lending agent (the “Securities Lending Agent”) for the Funds.

NOTE 5 – SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of April 30, 2022, USAI had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received.

During the period ended April 30, 2022, USAI had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments. Income earned from these investments is allocated to the Fund based on the Fund’s portion of total cash collateral received. Securities lending income is disclosed in the Fund’s Statement of Operations.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of April 30, 2022.

Securities Lending Transactions

Overnight and Continuous	Investments Purchased with Proceeds from Securities Lending Collateral*
USAI	$4,883,031

*	Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of April 30, 2022:

Liabilities

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
USAI
Securities Lending	$4,883,031	$—	$4,883,031	$4,883,031	$—	$—

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended April 30, 2022, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

	Purchases	Sales
USAI	$4,457,122	$4,589,809
PSCX	6,877,109	—
PSMD	16,293,590	1,204,389
PSFD	21,774,397	4,236,442
PSFF	75,801,217	5,651,266
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
ODDS	39,131	—

For the period ended April 30, 2022, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
USAI	$9,407,942	$—
PSCX	—	—
PSMD	—	—
PSFD	—	—
PSFF	559,160	4,346,012
PSCW	—	—
PSMR	—	—
PSFM	—	—
PSCJ	—	—
PSMJ	—	—
PSFJ	—	—
PSCQ	—	—
PSMO	—	—
PSFO	—	—
ODDS	1,127,177	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

For the period ended April 30, 2022, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

NOTE 9 – TRANSACTIONS WITH AFFILIATED SECURITIES

PSFF seeks capital appreciation with downside protection. The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing in a portfolio of other ETFs also managed by the Fund’s Adviser, that seek exposure to U.S. equity securities, while limiting downside risk (the “Underlying ETFs”). Certain Underlying ETFs may also be sub-advised by the Fund’s Sub-Adviser. Underlying ETFs generally invest in equity securities or options on equity securities (including other ETFs) to obtain their long exposure to the U.S. equity market. Additionally, the Underlying ETFs may invest in cash or short-term U.S. Treasury securities or utilize options on equity securities (including other ETFs) to hedge their exposure to U.S. equities. The Fund may also invest directly in equity securities, options on equity securities (including other ETFs) or indices, cash, or cash equivalents. While the Fund is not limited in the types of strategies the Underlying ETFs may utilize, the Fund is expected to primarily utilize “trend-following strategy” and “structured outcome strategy” styles of Underlying ETFs.

PSFF had the following transactions during the current fiscal period with affiliates:

	Share Activity
Security Name	Balance November 1, 2021	Purchases	Sales	Balance April 30, 2022
PSCX	23,016	248,194	(13,320)	257,890
PSMD	78,282	842,209	(41,800)	878,691
PSFD	33,966	347,075	(17,736)	363,305
PSCW	40,540	161,940	(3,688)	198,792
PSMR	180,189	513,039	(17,032)	676,196
PSFM	132,237	196,557	(10,016)	318,778
PSCJ	80,308	66,283	(4,920)	141,671
PSMJ	400,090	264,158	(24,512)	639,736
PSFJ	157,680	109,208	(9,656)	257,232
PSCQ	87,868	85,194	(47,701)	125,361
PSMO	403,672	440,515	(199,045)	645,142
PSFO	145,023	163,480	(79,129)	229,374

	Period Ended April 30, 2022
Security Name	Value	Dividend Income	Gain (Loss) Realized on Sale of Shares	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliate
PSCX	$5,469,202	$—	$9,202	$(327,840)
PSMD	18,801,527	42,077	32,718	(1,320,452)
PSFD	8,165,789	—	31,070	(694,849)
PSCW	4,224,608	—	1,831	(118,104)
PSMR	14,456,056	—	13,310	(526,904)
PSFM	6,922,487	—	11,444	(374,453)
PSCJ	2,849,089	—	(398)	(107,263)
PSMJ	13,028,544	1,552	989	(409,325)
PSFJ	5,245,372	—	580	(216,688)
PSCQ	2,525,021	—	1,127	(95,600)
PSMO	13,048,255	—	(1,992)	(512,691)
PSFO	4,642,851	—	6,465	(247,165)
Total	$99,378,801	$43,629	$106,346	$(4,951,334)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

NOTE 10 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at October 31, 2021, were as follows:

	USAI	PSCX	PSMD	PSFD	PSFF
Tax cost of investments	$21,410,743	$2,611,454	$2,537,538	$3,293,284	$38,059,639
Gross tax unrealized appreciation	6,460,109	246,358	739,034	324,873	738,093
Gross tax unrealized depreciation	(1,638,552)	(89,503)	(445,620)	(45,789)	(185)
Net tax unrealized appreciation (depreciation)	4,821,557	156,855	293,414	279,084	737,908
Undistributed ordinary income	—	—	32,631	—	—
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	32,631	—	—
Other accumulated (loss)	(2,052,766)	(13,321)	(58,376)	—	(23,340)
Total accumulated gain (loss)	$2,768,791	$143,534	$267,669	$279,084	$714,568

	PSCW	PSMR	PSFM	PSCJ	PSMJ
Tax cost of investments	$2,638,296	$5,117,935	$7,453,756	$3,592,153	$17,577,832
Gross tax unrealized appreciation	312,957	657,244	1,027,410	220,116	1,054,169
Gross tax unrealized depreciation	(235,523)	(278,077)	(519,515)	(152,171)	(756,211)
Net tax unrealized appreciation (depreciation)	77,434	379,167	507,895	67,945	297,958
Undistributed ordinary income	—	—	—	—	2,015
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	—	—	—	—	2,015
Other accumulated (loss)	—	(125,975)	—	(2,577)	—
Total accumulated gain (loss)	$77,434	$253,192	$507,895	$65,368	$299,973

	PSFJ	PSCQ	PSMO	PSFO
Tax cost of investments	$5,144,522	$2,586,403	$8,841,698	$3,657,312
Gross tax unrealized appreciation	420,638	105,819	304,136	160,992
Gross tax unrealized depreciation	(237,006)	(86,024)	(234,336)	(99,264)
Net tax unrealized appreciation (depreciation)	183,632	19,795	69,800	61,728
Undistributed ordinary income	—	—	—	—
Undistributed long-term gain	—	—	—	—
Total distributable earnings	—	—	—	—
Other accumulated (loss)	—	—	—	—
Total accumulated gain (loss)	$183,632	$19,795	$69,800	$61,728

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. At October 31, 2021, the Funds, on a tax basis, did not defer any post-October or late year ordinary losses other than PSCX and PSFF which deferred $13,321 and $21,448, respectively.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

At October 31, 2021, the Fund had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
USAI	$1,083,797	$968,944	Indefinite
PSCX	—	—	Indefinite
PSMD	—	—	Indefinite
PSFD	—	—	Indefinite
PSFF	1,892	—	Indefinite
PSCW	—	—	Indefinite
PSMR	72,667	—	Indefinite
PSFM	—	—	Indefinite
PSCJ	2,577	—	Indefinite
PSMJ	—	—	Indefinite
PSFJ	—	—	Indefinite
PSCQ	—	—	Indefinite
PSMO	—	—	Indefinite
PSFO	—	—	Indefinite

ODDS commenced operations after October 31, 2021.

NOTE 11 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2022, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$798,000	$—	$—
PSCX	—	—	—
PSMD	32,631	—	—
PSFD	—	—	—
PSFF	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	2,015	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—
ODDS	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
April 30, 2022 (Unaudited) (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended October 31, 2021, was as follows:

	Ordinary Income	Capital Gains	Return of Capital
USAI	$456,943	$—	$845,057
PSCX	—	—	—
PSMD	—	—	—
PSFD	—	—	—
PSFF	—	—	—
PSCW	—	—	—
PSMR	—	—	—
PSFM	—	—	—
PSCJ	—	—	—
PSMJ	—	—	—
PSFJ	—	—	—
PSCQ	—	—	—
PSMO	—	—	—
PSFO	—	—	—

NOTE 12 – RISKS

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Funds invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of each Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds.

NOTE 13 – SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below:

On May 25, 2022, the following Fund declared a distribution from ordinary income to shareholders of record as of May 27, 2022, Payable May 31, 2022, as follows:

	Ordinary Income	Per Share Amount
USAI	$186,000	$0.12000000

On June 22, 2022, the following Fund declared a distribution from ordinary income to shareholders of record as of June 24, 2022, Payable June 27, 2022, as follows:

	Ordinary Income	Per Share Amount
USAI	$—	$0.12000000

On May 4, 2022, the Adviser launched a new fund in the Pacer Funds Trust: Pacer BlueStar Engineering the Future ETF.

On June 8, 2022, the Adviser launched 2 new fund in the Pacer Funds Trust: Pacer Data and Digital Revolution ETF and Pacer Data and Digital Revolution ETF.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trade on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended October 31, 2021, certain dividends paid by the Funds may be subject to a maximum tax rate of 23%, as provided for by the Tax Cuts and Jobs Act of 2017. The following are the percentage of dividends declared from ordinary income designated as qualified dividend income (“QDI”), for corporate shareholders, the percent qualifying for the corporate dividends received deduction (“DRD”), and the percentage of taxable ordinary income distributions that are designated as short-term capital gain (“STCG”) distributions under Internal Revenue Section 871(k)(2)(C) for each fund.

The percentage of dividends declared from ordinary income was as follows:

	QDI	DRD	STCG
USAI	100%	52%	0%
PSCX	0%	0%	0%
PSMD	0%	0%	0%
PSFD	0%	0%	0%
PSFF	0%	0%	0%
PSCW	0%	0%	0%
PSMR	0%	0%	0%
PSFM	0%	0%	0%
PSCJ	0%	0%	0%
PSMJ	0%	0%	0%
PSFJ	0%	0%	0%
PSCQ	0%	0%	0%
PSMO	0%	0%	0%
PSFO	0%	0%	0%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available on the website of the SEC at www.sec.gov. Each Fund’s portfolio holdings are posted on its website at www.PacerETFs.com daily.

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information how the Funds voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

USAI

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on March 21, 2022 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed renewal of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer American Energy Independence ETF (the “Fund”).

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the renewal of the Investment Advisory Agreement at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the renewal of the Investment Advisory Agreement.

Prior to approval, the Board obtained and reviewed a variety of information, including certain information regarding each Fund’s expenses relative to the expenses of other comparable funds. At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that the Advisor is prepared to provide to the Fund; (5) the advisory fee payable by the Fund to the Advisor for its services; (6) certain comparative information regarding the Fund’s expenses and performance relative to the expenses and performance of other comparable funds; (7) a copy of the Trust’s registration statement; and (8) information regarding the ownership and management structure, financial condition, and compliance program of the Advisor. Representatives from the Advisor presented additional information and participated in question-and-answer sessions at the Meeting to help the Board evaluate the Advisor’s services and fees, as well as other aspects of the Investment Advisory Agreement.

In considering the renewal of the Investment Advisory Agreement at the Meeting, the Board considered various factors that the Trustees determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor, including the performance of the Advisor with respect to the Fund; (ii) the costs and benefits, including the fee to be paid to the Advisor by the Fund, of the advisory services to be provided to the Fund; and (iii) potential economies of scale.

●

Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement. In this regard, the Trustees reviewed the Fund’s investment goal and investment strategy, and the Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, trading practices. In addition, the Trustees reviewed the management team at the Advisor that would be responsible for managing the Fund, including staffing, skills and compensation program, and considered various other Funds advised by the Advisor and any potential conflicts.

Based on its review, the Board determined that the Advisor is capable of providing all necessary advisory services required by the Fund, as indicated by the Advisor’s management capabilities, the professional qualifications and experience of its portfolio management personnel and the performance of the Fund relative to comparable funds managed by other investment advisers (each a “Peer Group”). The Board also considered other services provided to the Fund by the Advisor, where relevant, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Fund by the Advisor.

●

Costs and Benefits of Advisory Services to be Provided to the Fund. In considering the advisory fees payable by the Trust to the Advisor and the Fund’s expense ratio, the Board reviewed data compiled by the Advisor comparing the expense ratios of the Fund with the expense ratios of the Fund’s Peer Group. The Board compared the Fund’s expense ratio to the expense ratios of funds in its Peer Group, focusing on whether the Fund was charged fees that were within the range of fees charged by those in the Peer Group. It also noted that the Advisor had contractually agreed to pay the operating expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses. It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and incidental or “fall-out” benefits received (or proposed or likely to be received) by the Advisor from its relationship with the Fund, taking into account assessments of the Advisor’s profitability prepared and shared by the Advisor’s management.

Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

●

Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Fund may grow in the future. In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangement with the Advisor involved a contractual commitment by the Advisor to pay the operating expenses of the Fund. The Trustees considered that, while the investment advisory fee would remain the same at all asset levels, the Fund’s shareholders benefited from the Advisor’s commitment to pay the Fund’s operating expenses out of its investment advisory fee. The Trustees noted that the advisory fee structure of the Fund would not directly result in economies of scale for shareholders.

Based on its deliberations and its evaluation of the information described above, at the Meeting, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the renewal of the Investment Advisory Agreement as to the Fund for an additional annual period. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

ODDS

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees thereof who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), held a meeting on September 15, 2021 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”), relating to the Pacer Bluestar Digital Entertainment ETF (the “Fund”).

The Board, including a majority of the Trust’s Independent Trustees voting separately, approved the Investment Advisory Agreement at the Meeting, based on its review of qualitative and quantitative information provided by the Advisor as well as the Trust’s other service providers. Prior to deciding to approve the renewal of the Investment Advisory Agreement at the Meeting, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement. The Independent Trustees received assistance and advice from, and met separately with, independent counsel. In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of the Investment Advisory Agreement.

In considering the approval of the Investment Advisory Agreement, the Trustees considered various materials, including information that had previously been provided to the Board at its various meetings including: (1) a copy of the proposed Investment Advisory Agreement and Schedule thereto; (2) Pacer’s responses to a questionnaire requesting information pursuant to Section 15(c) of the 1940 Act (the “15(c) Questionnaire”); (3) Pacer’s Form ADV disclosures; (4) information describing the nature, quality and extent of services that Pacer will provide to the Fund, and the proposed advisory fees payable to Pacer; (5) comparable fund expense and performance data; (6) a copy of the prospectus and statement of additional information that are part of the Trust’s registration statement on Form N-1A that include the Fund; and (7) information regarding the financial condition of Pacer.

Trust counsel reviewed the factors that the Trustees should consider in approving the Investment Advisory Agreement. In considering the Investment Advisory Agreement, the Trustees considered the following factors, to the extent applicable: (1) the nature, quality and extent of the services to be provided by Pacer to the Fund; (2) the general costs of providing the services and the profits anticipated to be realized by Pacer from its services to be rendered to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows in assets, and whether the proposed advisory fee for the Fund reflects any such economies of scale; and (5) other benefits to Pacer and its affiliates resulting from services rendered to the Fund.

Pacer then presented on the anticipated profitability to the Advisor of managing the Fund, discussing such profitability at different projected asset levels. Pacer then discussed the nature, quality and extent of services to be provided by the Advisor to the Fund, including the types of securities to be included in its portfolio, the methodology and performance of the Fund’s underlying index, brokerage selection process with respect to domestic securities, and compliance with the Fund’s investment objectives and strategies and applicable laws and regulations, including portfolio liquidity requirements and tax diversification requirements, and responded to questions with respect thereto. The Advisor provided background information on and discussed the qualifications of key personnel at Pacer to provide services to the Fund, including the proposed portfolio managers of the Fund. The Advisor also discussed the services that Pacer would provide to the Fund and the fees that would

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

be paid with respect to such services. The Advisor further reviewed Pacer’s business continuity plan and policies and procedures designed to address any conflicts of interest in managing the Fund relative to other accounts. Pacer discussed its plans to grow the Fund’s assets and the proposed timetable for commencing operations for the Fund.

Pacer then discussed the proposed investment advisory fee to be paid by the Fund to Pacer. The Advisor reviewed the comparisons included in their Board meeting materials of the proposed fee payable by the Fund to those charged by a group of comparably managed funds, commenting on where the fee payable by the Fund fell within the range of fees charged to comparable funds. The Advisor also reviewed the methodology used to develop the list of comparable funds. Pacer then discussed the factors that were considered when determining the proposed advisory fee for the Fund. The Advisor then responded to questions from the Trustees regarding, among other things: (a) the proposed advisory fees, (b) how such fees compared to advisory fees charged to comparable funds and (c) Pacer’s views with respect to what constitutes a comparable fund for purposes of fee comparisons.

The Trustees were assisted by Trust counsel and independent trustees’ counsel throughout the review process. The Trustees relied upon the advice of counsel and exercised their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each such factors. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Investment Advisory Agreement. In their deliberations, the Trustees did not identify any particular information that was allimportant or controlling.

Nature, Quality, and Extent of Services and Investment Performance.

The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and Pacer, noting that Pacer will be providing investment management services to the Fund. In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed the portfolio management services to be provided by the Advisor to the Fund and discussed these services with the Advisor. Among other things, the Trustees considered the quality of the Advisor’s portfolio management personnel and the level of services provided to the existing Funds. The Advisor’s registration form (“Form ADV”) was provided to the Trustees, as was the Advisor’s response to the 15(c) Questionnaire which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Trustees considered the methodology of the Fund’s underlying index and the performance results provided at the Meeting for the index. The Trustees also considered the Fund’s investment strategy and the manner in which the Advisor would manage the Fund pursuant to such strategy. The Trustees also considered other services to be provided to the Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures with applicable securities regulations and with the exemptive order applicable to the Fund. Based on the factors above, as well as those discussed below, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund by the Advisor.

Cost of Services Provided and Economies of Scale.

The Trustees reviewed the proposed expense ratio and the proposed advisory fee to be paid to the Fund, considered fees paid by comparable funds, and concluded that the advisory fees were reasonable and comparable to those that would result from an arm’s length negotiation. Additionally, the Trustees took into consideration that the advisory fee was a “unified fee,” meaning that the Fund would pay no expenses other than its advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 distribution plan. The Trustees noted that the Advisor would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Trustees also evaluated the compensation and benefits expected to be received by the Advisor from its relationship with the Fund. The Trustees then evaluated the anticipated profitability of the Advisor with respect to its costs to manage the Fund.

Based on its deliberations and its evaluation of the information described above, at the Meeting, respectively, the Board, including the Independent Trustees: (a) concluded that the terms of the Investment Advisory Agreement with respect to the Fund are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to the Fund; and (c) agreed to approve the Investment Advisory Agreement as to the Fund. In its deliberations at the Meeting, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Note 7 - TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees. The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee During Past Five Years
Interested Trustee
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President at Pacer Advisors, Inc. (since 2005)	50	Director, First Cornerstone Bank (2000–2016)
Independent Trustees
Deborah G. Wolk Born: 1950	Lead Independent Trustee	Indefinite Term; since 2015	Self-employed providing accounting services and computer modeling (since 1997)	50	0
Jane K. Sagendorph Born: 1951	Trustee	Indefinite Term; since 2021	Accountant, BluFish Designs (since 2011)	50	0
Colin C. Lake Born: 1971	Trustee	Indefinite Term; since 2021	Founder/President, Developing the Next Leaders, Inc. (consulting) (since 2016)	50	0

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joe M. Thomson Born: 1944	Trustee, Chairman, President, and Principal Executive Officer	Indefinite Term; since 2014	Founder/President, Pacer Advisors, Inc. (since 2005); President and Chief Compliance Officer, Pacer Financial, Inc. (since 2004)
Sean E. O’Hara Born: 1962	Treasurer and Principal Financial Officer	Indefinite Term; since 2014	Director, Index Design Group (since 2015); Director, Pacer Financial, Inc. (since 2007); Director, Pacer Advisors, Inc. (since 2007)
Bruce Kavanaugh Born: 1964	Secretary and Portfolio Manager	Indefinite Term; since 2016	Vice President, Pacer Advisors, Inc. (since 2005); Vice President, Pacer Financial, Inc. (since 2004)
Justin Dausch Gateway Corporate Center Suite 216 223 Wilmington West Chester Pike Chadds Ford, PA 19317 Born: 1989	Chief Compliance Officer and AML Officer	Indefinite Term; since 2021	Director, Vigilant, since 2017; Compliance Associate, HSBC (investment banking company), 2015-2017

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

Advisor Pacer Advisors, Inc. 500 Chesterfield Parkway Malvern, PA 19355
MV Index Solutions Kreuznacher Str. 30, 60486 Frankfurt am Main, Germany
Index Provider SL Advisors, LLC 220 Lenox Avenue, Suite 303 Westfield, New Jersey 07090
Distributor Pacer Financial, Inc. 500 Chesterfield Parkway Malvern, PA 19355
Custodian U.S. Bank National Association 1555 North Rivercenter Drive Milwaukee, WI 53212

Sub Adviser Swan Global Management, LLC 20 Ridge Top Palmas Del Mar Humacao, PR 00791
Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Independent Registered Public Accounting Firm Sanville & Company 1514 Old York Rd. Abington, PA 19001
Legal Counsel Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, Kansas 66211

PACER AMERICAN ENERGY INDEPENDENCE ETF **USAI**	PACER SWAN SOS CONSERVATIVE (JANUARY) ETF **PSCX**	PACER SWAN SOS MODERATE (JANUARY) ETF **PSMD**	PACER SWAN SOS FLEX (JANUARY) ETF **PSFD**	PACER SWAN SOS FUND OF FUNDS ETF **PSFF**	PACER SWAN SOS CONSERVATIVE (APRIL) ETF **PSCW**
CUSIP 69374H634	CUSIP 69374H584	CUSIP 69374H550	CUSIP 69374H576	CUSIP 69374H568	CUSIP 69374H543
PACER SWAN SOS MODERATE (APRIL) ETF **PSMR**	PACER SWAN SOS FLEX (APRIL) ETF **PSFM**	PACER SWAN SOS CONSERVATIVE (JULY) ETF **PSCJ**	PACER SWAN SOS MODERATE (JULY) ETF **PSMJ**	PACER SWAN SOS FLEX (JULY) ETF **PSFJ**	PACER SWAN SOS CONSERVATIVE (OCTOBER) ETF **PSCQ**
CUSIP 69374H519	CUSIP 69374H477	CUSIP 69374H535	CUSIP 69374H493	CUSIP 69374H469	CUSIP 69374H527
PACER SWAN SOS MODERATE (OCTOBER) ETF **PSMO**	PACER SWAN SOS FLEX (OCTOBER) ETF **PSFO**	PACER BLUESTAR DIGITAL ENTERTAINMENT ETF **ODDS**			
CUSIP 69374H485	CUSIP 69374H451	CUSIP 69374H394

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacer Funds Trust

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	6/30/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date	6/30/2022

By (Signature and Title)*	/s/ Sean E. O’Hara
Sean E. O’Hara Treasurer (Principal Financial Officer)

Date	6/30/2022

* Print the name and title of each signing officer under his or her signature.